                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:                           811-4364

Exact name of registrant as specified in charter:             Voyageur Intermediate Tax Free Funds

Address of principal executive offices:                       2005 Market Street
                                                              Philadelphia, PA 19103

Name and address of agent for service:                        Richelle S. Maestro, Esq.
                                                              2005 Market Street
                                                              Philadelphia, PA 19103

Registrant's telephone number, including area code:           (800) 523-1918

Date of fiscal year end:                                      August 31

Date of reporting period:                                     August 31, 2003

Item 1.  Reports to Stockholders

         The Registrant's shareholder reports are combined with the shareholder reports of other investment company registrants. This Form N-CSR pertains to the Delaware Tax-Free Minnesota Intermediate Fund of the Registrant, information on which is included in the following shareholder reports.

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)
FIXED INCOME








Annual Report 2003
--------------------------------------------------------------------------------
              DELAWARE TAX-FREE MINNESOTA FUND

              DELAWARE TAX-FREE MINNESOTA INSURED FUND

              DELAWARE TAX-FREE MINNESOTA INTERMEDIATE FUND

              DELAWARE MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND












[Graphic Omitted: Logo] POWERED BY REASEARCH.(SM)

Table
  OF CONTENTS

-----------------------------------------------------------------
PORTFOLIO MANAGEMENT REVIEW                                     1
-----------------------------------------------------------------
PERFORMANCE SUMMARIES:

  Delaware Tax-Free Minnesota Fund                              4

  Delaware Tax-Free Minnesota Insured Fund                      5

  Delaware Tax-Free Minnesota Intermediate Fund                 6

  Delaware Minnesota High-Yield
    Municipal Bond Fund                                         7
-----------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statements of Net Assets                                      8

  Statements of Operations                                     20

  Statements of Changes in Net Assets                          21

  Financial Highlights                                         23

  Notes to Financial Statements                                35
-----------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS                                 41
-----------------------------------------------------------------
BOARD OF TRUSTEES/OFFICERS                                     42
-----------------------------------------------------------------






    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2003 Delaware Distributors, L.P.

Portfolio                                Delaware Minnesota Municipal Bond Funds
  MANAGEMENT REVIEW                      September 10, 2003


Fund Managers

M. L. Conery
Senior Portfolio Manager

Patrick P. Coyne
Chief Investment Officer -- Fixed Income

Q: How did the fixed-income markets fare during the 12-month period?
A: During the past 12 months, investors became increasingly confident about the U.S. economy's growth potential. Although we are far from out of the woods, favorable data surrounding corporate earnings, consumer spending, and business investment support an optimistic view.

During the year, the stock market was the primary beneficiary of improved sentiment. Once depressed by concerns about corporate accounting scandals, war in Iraq, and the spread of SARS, stocks suddenly recorded their sharpest gains in years -- especially during the Spring of 2003. Between March 11, 2003, when the stock market reached a low, and August 31, the Standard & Poor's 500 Index gained a surprising +26% (Source: Lipper Inc.).

As investors gravitated to stocks, an increasing number became reluctant to invest in fixed income. Bonds have been very strong performers in recent years and remained so early in our fiscal year. During the fiscal first half, bonds, and especially U.S. Treasuries and high-quality municipal securities, benefited from the preference for stable investments during an uncertain economic climate. As interest rates gradually declined, so did bond yields, while prices rose accordingly (bond prices and yields move in opposite directions).

Over time, however, conditions became less favorable in the fixed-income markets. Seeking to spur growth, the Federal Reserve this summer revealed its intention to keep interest rates low for the foreseeable future. This caused bond investors to worry about the future potential for inflation, which often occurs when the economy is expanding. Inflation is troublesome because it causes interest payments to be worth less over time and, thus, depresses bond values. In this environment, municipal bond yields with relatively short maturities fell in line with interest rates during the period, while 10-year municipal bond yields rose on inflation fears.

Q: What factors affected the municipal bond markets in particular?
A: States and municipalities continued to struggle with their budgets due to the increased demand for services. Finding it politically difficult to raise taxes or cut spending, many governments experienced substantial budget shortfalls and issued municipal debt to raise needed funds. This higher rate of issuance, along with historically low interest rates, led to an extremely large supply of new bonds.

During the first eight months of 2003, $254 million in new bonds were issued nationwide, a 13 percent increase over the prior year's record. This trend was not evident in Minnesota, however, which saw new municipal issuance decline more than 11 percent in the same period (Source: Thomson Financial).

Minnesota, paralleling trends around the country, faced substantial financial challenges during the past 12 months. To meet a growing budget gap, the state proposed a variety of spending cuts. Nevertheless, concerns remained whether those cuts would be sufficient to tackle Minnesota's deficit. Because of these concerns, Moody's lowered the state's credit rating to Aa1 from AAA. Standard & Poor's (S&P), however, maintained its rating of AAA -- the highest possible.

Q: How did the four funds perform during the fiscal year, and what strategies did you pursue in each?
Delaware Tax-Free Minnesota Fund returned +3.80% (Class A shares at net asset value with distributions reinvested) for the fiscal year ended August 31, 2003. This result surpassed that of the Lipper Minnesota Municipal Debt Funds Average, which returned +2.60% during the same time frame. As an additional point of comparison, the Lehman Brothers Municipal Bond Index rose +3.14%. The Fund's dividend payments during the last 12 months were exempt from federal and Minnesota state taxes.*

In part, we attribute the Fund's outperformance relative to its peers to a shorter-than-average duration. The shorter duration meant that the Fund was less vulnerable to a July 2003 rise in interest rates. Duration is a common measure of a bonds or bond fund's sensitivity to interest rate changes. The longer the duration, the more sensitive the bond or bond fund is to changes in interest rates. While duration remained shorter than

* A portion of the income from tax-exempt funds may be subject to the alternative minimum tax.

average, it nevertheless rose throughout the period, reflecting a need to reinvest the proceeds of pre-refunded securities leaving the portfolio. Also contributing to the Fund's total return was a relatively high distribution yield, which helped to balance the negative effect of rising interest rates.

Interest rates were at historic lows throughout most of the period, despite a rise in the final weeks. Thus, we generally believed it made sense to maintain existing positions in the portfolio rather than selling them and reinvesting the proceeds in new bonds offering lower prevailing yields.

During the year, we sought to generate an attractive yield for the Fund and avoid taking on more credit risk than we believed was desirable for shareholders. We constantly looked to buy attractive new Minnesota bonds when they became available, although identifying these opportunities was not always as easy as we would have liked. We did purchase a variety of bonds in the hospital sector, which was the Fund's largest weighting and composed more than 18 percent of total net assets as of the August 31, 2003.
--------------------------------------------------------------------------------
Delaware Tax-Free Minnesota Insured Fund had a total return of +2.75% (Class A shares at net asset value with distributions reinvested) for the 12 months ended August 31, 2003. This result outpaced its peer group, the Lipper Minnesota Municipal Debt Funds Average, which returned +2.60% during the same period. As an additional point of comparison, the Lehman Brothers Municipal Bond Index gained +3.14%. The Fund's dividend payments during the last 12 months were exempt from federal and Minnesota state taxes.*

In part, we attribute the Fund's outperformance relative to its peers to a slightly shorter-than-average duration. The portfolio, positioned to be somewhat less sensitive to changes in interest rates, was hurt less than some of our peers when interest rates rose late in the period.

We generally sought to minimize trading activity in the Fund during the past year. With interest rates near historic lows, we preferred to hold on to bonds offering higher coupon payments as long as we could, rather than sell and reinvest the proceeds at lower prevailing yields. At the same time, bonds being called from the portfolio sometimes left us with cash to reinvest. When we bought new securities, we tended to invest further out on the yield curve to generate added income for our shareholders. This had the effect of increasing the Fund's duration.

Although the vast majority of the Fund's assets were invested in insured Minnesota municipal securities, we did seek out select non-insured, investment-grade opportunities to enhance yield. The healthcare sector was one area of the market where we found attractive bonds to choose from. For example, during the period we bought new A-rated Minneapolis bonds issued for Fairview Health Services. In our opinion, the bond provided the Fund with a healthy yield while adding only an incremental amount of risk. As of the end of August 2003, roughly 17 percent of the Fund's total net assets were invested in hospital bonds, up from approximately 15 percent a year earlier.
--------------------------------------------------------------------------------
Delaware Tax-Free Minnesota Intermediate Fund had a total return of +3.59% (Class A shares at net asset value with distributions reinvested) for the 12-month period ended August 31, 2003. This result beat that of its peer group, the Lipper Other States Intermediate Municipal Debt Funds Average, which returned +2.22%. As an additional point of comparison, the Lehman Brothers Five-Year Municipal Bond Index rose +3.70%. The Fund's dividend payments during the last 12 months were exempt from federal and Minnesota state taxes.*

We attribute the Fund's relative outperformance in part to a barbell portfolio structure. In other words, the Fund was disproportionately weighted in short and long bonds, but underweighted in securities due to mature in approximately 10 years. 10-year bonds were generally poor performers during the period, and de-emphasizing them helped the Fund's results relative to its peers.

We continued to develop a diverse portfolio of intermediate Minnesota municipal securities and to provide our shareholders with an appropriate balance of yield potential and risk. In addition, we generally looked to reduce portfolio turnover. With interest rates near historic lows during most of the period, we believed it was unwise to sell older bonds offering higher yields and reinvest the proceeds in newer bonds with lower yields. As interest rates began to rise late in the period, however, we became increasingly willing to adjust this approach.

Hospital bonds were among the new investments added to the portfolio during the reporting period. At 13 percent of the portfolio's total net assets on August 31, 2003, hospitals represented the Fund's second-largest sector weighting, up from seven percent of total net assets the previous August. Among the new opportunities we invested in were North Country Health Services bonds, as well as Allina hospital bonds.

*A portion of the income from tax-exempt funds may be subject to the alternative minimum tax.

--------------------------------------------------------------------------------
Delaware Minnesota High-Yield Municipal Bond Fund earned a total return of +5.33% (Class A shares at net asset value with distributions reinvested) for the 12 months ended August 31, 2003. This result was better than that of the Fund's peer group, the Lipper High-Yield Municipal Debt Funds Average, which returned +2.74% during the same time period. As an additional point of comparison, the Lehman Brothers Municipal Bond Index gained +3.14%. The Fund's dividend payments during the last 12 months were exempt from federal and Minnesota state taxes.*

During the period, we completed a process begun several years ago of upgrading the Fund's credit quality. Our goal was to reduce risk and improve the portfolio's liquidity. To do so, we sought to balance some of the Fund's lower-rated holdings with a variety of higher-rated securities. We saw the low interest rate environment as an opportunity to sell some of our riskier positions, as many investors were eager to accept the risk in exchange for a generous yield. Although this approach did enable us to accomplish our risk-reduction goal, it did slightly curtail the Fund's income-generating ability.

As of the end of the reporting period, multi family housing bonds were the Fund's largest sector weighting. These represented nearly 23 percent of total net assets, down from approximately 24 percent the previous year. In the healthcare sector, we eliminated a number of continuing care facility bonds; these occupied 23 percent of total net assets on August 31, 2003 -- a 5 percent decline from the start of the period. Among the Fund's new investments were a number of hospital bonds, including Allina Health System and Fairview Health Services. Both of these opportunities had a credit rating of A (S&P) and helped us in our efforts to reduce portfolio risk.

*A portion of the income from tax-exempt funds may be subject to the alternative minimum tax.

Delaware
  TAX-FREE MINNESOTA FUND

Fund Basics
As of August 31, 2003
--------------------------------------------------------------------------------
Fund Objective:
The Fund seeks as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax, as is consistent with preservation of capital.
--------------------------------------------------------------------------------
Total Fund Net Assets:
$366.58 million
--------------------------------------------------------------------------------
Number of Holdings:
132
--------------------------------------------------------------------------------
Fund Start Date:
February 29, 1984
--------------------------------------------------------------------------------
Your Fund Managers:
Patrick P. Coyne is a graduate of Harvard University with an MBA from the University of Pennsylvania's Wharton School. Patrick Coyne joined Delaware Investments' fixed-income department in 1990. Prior to joining Delaware Investments, he was a manager of Kidder, Peabody & Co. Inc.'s trading desk, and specialized in trading high-grade municipal bonds and municipal futures contracts.

M. L. Conery joined Delaware Investments in January 1997 and holds a bachelor's degree from Boston University and an MBA in finance from the State University of New York at Albany. Prior to joining Delaware, M. L. Conery has served as an investment officer with Travelers Insurance and as a research analyst with CS First Boston and MBIA Corporation.
--------------------------------------------------------------------------------
Nasdaq Symbols:
Class A  DEFFX
Class B  DMOBX
Class C  DMOCX

Fund Performance
Average Annual Total Returns
Through August 31, 2003            Lifetime    10 Years   Five Years   One Year
--------------------------------------------------------------------------------
Class A (Est. 2/29/84)
Excluding Sales Charge               +7.75%      +5.12%       +4.29%      +3.80%
Including Sales Charge               +7.49%      +4.64%       +3.34%      -0.84%
--------------------------------------------------------------------------------
Class B (Est. 3/11/95)
Excluding Sales Charge               +5.08%                   +3.51%      +3.02%
Including Sales Charge               +5.08%                   +3.26%      -0.93%
--------------------------------------------------------------------------------
Class C (Est. 5/4/94)
Excluding Sales Charge               +4.98%                   +3.51%      +3.01%
Including Sales Charge               +4.98%                   +3.51%      +2.03%
--------------------------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

The Fund offers Class A, B, and C shares. Class A shares are sold with a front-end sales charge of up to 4.50% and have an annual distribution and service fee of 0.25%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%.

Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

An expense limitation was in effect for all classes of Delaware Tax-Free Minnesota Fund through August 31, 2001. Performance would have been lower had the expense limitation not been in effect.

The performance table and graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Performance of a $10,000 Investment
August 31, 1993 through August 31, 2003

                   Delaware Tax-Free           Lehman Brothers
                     Minnesota Fund          Municipal Bond Index
                   -----------------         --------------------
   8/31/1993             $9,550                    $10,000
   8/31/1994             $9,512                    $10,014
   8/31/1995            $10,176                    $10,902
   8/31/1996            $10,735                    $11,474
   8/31/1997            $11,726                    $12,534
   8/31/1998            $12,754                    $13,618
   8/31/1999            $12,617                    $13,692
   8/31/2000            $13,171                    $14,614
   8/31/2001            $14,360                    $16,106
   8/31/2002            $15,156                    $17,102
   8/31/2003            $15,730                    $17,639

Chart assumes $10,000 invested on August 31, 1993 and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. Performance for other Fund classes will vary due to differing charges and expenses. Returns plotted on the chart were as of the last day of each month shown. The Lehman Brothers Municipal Bond Index is an unmanaged index that generally tracks the performance of municipal bonds. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.

Delaware
  TAX-FREE MINNESOTA INSURED FUND

Fund Basics
As of August 31, 2003
--------------------------------------------------------------------------------
Fund Objective:
The Fund seeks as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax, as is consistent with preservation of capital.
--------------------------------------------------------------------------------
Total Fund Net Assets:
$259.35 million
--------------------------------------------------------------------------------
Number of Holdings:
86
--------------------------------------------------------------------------------
Fund Start Date:
May 1, 1987
--------------------------------------------------------------------------------
Your Fund Managers:
Patrick P. Coyne
M. L. Conery
--------------------------------------------------------------------------------
Nasdaq Symbols:
Class A  MNINX
Class B  DVMBX
Class C  DVMCX

Fund Performance
Average Annual Total Returns
Through August 31, 2003            Lifetime    10 Years   Five Years    One Year
--------------------------------------------------------------------------------
Class A (Est. 5/1/87)
Excluding Sales Charge               +6.55%      +4.94%       +4.28%      +2.75%
Including Sales Charge               +6.25%      +4.46%       +3.32%      -1.91%
--------------------------------------------------------------------------------
Class B (Est. 3/7/95)
Excluding Sales Charge               +4.89%                   +3.50%      +1.89%
Including Sales Charge               +4.89%                   +3.25%      -2.03%
--------------------------------------------------------------------------------
Class C (Est. 5/4/94)
Excluding Sales Charge               +4.77%                   +3.52%      +1.97%
Including Sales Charge               +4.77%                   +3.52%      +0.99%
--------------------------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

The Fund offers Class A, B, and C shares. Class A shares are sold with a front-end sales charge of up to 4.50% and have an annual distribution and service fee of 0.25%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%.

Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

An expense limitation was in effect for all classes of Delaware Tax-Free Minnesota Insured Fund through August 31, 2001. Performance would have been lower had the expense limitation not been in effect.

The performance table and graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Performance of a $10,000 Investment
August 31, 1993 through August 31, 2003

                    Delaware Tax-Free        Lehman Brothers
                    Minnesota Insured         Municipal Bond
                           Fund                   Index
                    -----------------        ---------------
   8/31/1993              $9,550                 $10,000
   8/31/1994              $9,474                 $10,014
   8/31/1995             $10,177                 $10,902
   8/31/1996             $10,719                 $11,474
   8/31/1997             $11,606                 $12,534
   8/31/1998             $12,551                 $13,618
   8/31/1999             $12,529                 $13,692
   8/31/2000             $13,110                 $14,614
   8/31/2001             $14,308                 $16,106
   8/31/2002             $15,058                 $17,102
   8/31/2003             $15,473                 $17,639

Chart assumes $10,000 invested on August 31, 1993 and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. Performance for other Fund classes will vary due to differing charges and expenses. Returns plotted on the chart were as of the last day of each month shown. The Lehman Brothers Municipal Bond Index is an unmanaged index that generally tracks the performance of municipal bonds. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.

Delaware
  TAX-FREE MINNESOTA INTERMEDIATE FUND

Fund Basics
As of August 31, 2003
--------------------------------------------------------------------------------
Fund Objective:
The Fund seeks to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and the Minnesota state personal income tax, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.
--------------------------------------------------------------------------------
Total Fund Net Assets:
$68.18 million
--------------------------------------------------------------------------------
Number of Holdings:
58
--------------------------------------------------------------------------------
Fund Start Date:
October 27, 1985
--------------------------------------------------------------------------------
Your Fund Managers:
Patrick P. Coyne
M. L. Conery
--------------------------------------------------------------------------------
Nasdaq Symbols:
Class A  DXCCX
Class B  DVSBX
Class C  DVSCX


Fund Performance
Average Annual Total Returns
Through August 31, 2003            Lifetime    10 Years   Five Years    One Year
--------------------------------------------------------------------------------
Class A (Est. 10/27/85)
Excluding Sales Charge               +5.54%      +4.43%       +3.98%      +3.59%
Including Sales Charge               +5.38%      +4.15%       +3.39%      +0.77%
--------------------------------------------------------------------------------
Class B (Est. 8/15/95)
Excluding Sales Charge               +3.74%                   +3.09%      +2.70%
Including Sales Charge               +3.74%                   +3.09%      +0.72%
--------------------------------------------------------------------------------
Class C (Est. 5/4/94)
Excluding Sales Charge               +3.92%                   +3.09%      +2.71%
Including Sales Charge               +3.92%                   +3.09%      +1.72%
--------------------------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

The Fund offers Class A, B, and C shares. Class A shares are sold with a front-end sales charge of up to 2.75% and have an annual distribution and service fee of up to 0.25%.

Class B shares are sold with a contingent deferred sales charge that declines from 2% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. They are also subject to an annual distribution and service fee of 1%.

Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

An expense limitation was in effect for all classes of Delaware Tax-Free Minnesota Intermediate Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table and graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Performance of a $10,000 Investment
August 31, 1993 through August 31, 2003

                    Delaware Tax-Free           Lehman Brothers
                        Minnesota             Five-year Municipal
                    Intermediate Fund              Bond Index
                    -----------------         -------------------
    8/31/1993              $9,725                   $10,000
    8/31/1994              $9,885                   $10,182
    8/31/1995             $10,579                   $10,987
    8/31/1996             $10,942                   $11,393
    8/31/1997             $11,639                   $12,147
    8/31/1998             $12,371                   $12,950
    8/31/1999             $12,354                   $13,241
    8/31/2000             $12,695                   $13,952
    8/31/2001             $13,648                   $15,225
    8/31/2002             $14,515                   $16,243
    8/31/2003             $15,038                   $16,844

Chart assumes $10,000 invested on August 31, 1993 and includes the effect of a 2.75% front-end sales charge and the reinvestment of all distributions. Performance for other Fund classes will vary due to differing charges and expenses. Returns plotted on the chart were as of the last day of each month shown. The Lehman Brothers Five-Year Municipal Bond Index is an unmanaged index that tracks municipal bonds which have an approximate maturity of five years. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.

Delaware
  MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND

Fund Basics
As of August 31, 2003
--------------------------------------------------------------------------------
Fund Objective:
The Fund seeks as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax, primarily through investment in medium-and lower-grade municipal obligations.
--------------------------------------------------------------------------------
Total Fund Net Assets:
$59.91 million
--------------------------------------------------------------------------------
Number of Holdings:
60
--------------------------------------------------------------------------------
Fund Start Date:
June 4, 1996
--------------------------------------------------------------------------------
Your Fund Manager:
Patrick P. Coyne
M. L. Conery
--------------------------------------------------------------------------------
Nasdaq Symbols:
Class A  DVMHX
Class B  DVMYX
Class C  DVMMX


Fund Performance
Average Annual Total Returns
Through August 31, 2003                        Lifetime  Five Years     One Year
--------------------------------------------------------------------------------
Class A (Est. 6/4/96)
Excluding Sales Charge                           +5.88%      +4.13%       +5.33%
Including Sales Charge                           +5.21%      +3.18%       +0.58%
--------------------------------------------------------------------------------
Class B (Est. 6/12/96)
Excluding Sales Charge                           +5.43%      +3.37%       +4.55%
Including Sales Charge                           +5.43%      +3.13%       +0.57%
--------------------------------------------------------------------------------
Class C (Est. 6/12/96)
Excluding Sales Charge                           +5.12%      +3.37%       +4.54%
Including Sales Charge                           +5.12%      +3.37%       +3.54%
--------------------------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

The Fund offers Class A, B, and C shares. Class A shares are sold with a front-end sales charge of up to 4.50% and have an annual distribution and service fee of 0.25%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%.

Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

An expense limitation was in effect for all classes of Delaware Minnesota High-Yield Municipal Bond Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table and graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Performance of a $10,000 Investment
June 4, 1996 (Fund's inception) through August 31, 2003

                   Delaware
                Minnesota High-       Lehman Brothers
                Yield Municipal        Municipal Bond
                   Bond Fund               Index

   Jun-96            $9,641               $10,000
   Aug-96            $9,656               $10,088
   Aug-97           $10,672               $11,021
   Aug-98           $11,786               $11,974
   Aug-99           $11,754               $12,039
   Aug-00           $11,791               $12,849
   Aug-01           $12,834               $14,161
   Aug-02           $13,698               $15,045
   Aug-03           $14,431               $15,517

Chart assumes $10,000 invested on June 4, 1996 and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. Performance for other Fund classes will vary due to differing charges and expenses. The chart also assumes $10,000 invested in the Lehman Brothers Municipal Bond Index at that month's end, June 30, 1996. After June 30, 1996, returns plotted on the chart were as of the last day of each month shown. The Lehman Brothers Municipal Bond Index is an unmanaged index that generally tracks the performance of municipal bonds. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.

Statements                                      Delaware Tax-Free Minnesota Fund
  OF NET ASSETS                                 August 31, 2003


                                                        Principal      Market
                                                         Amount        Value
--------------------------------------------------------------------------------
Municipal Bonds - 98.34%
--------------------------------------------------------------------------------
Airport Revenue Bonds - 2.87%
  Minneapolis/St. Paul Metropolitan
    Airports Commission Revenue
    Series A 5.00% 1/1/22 (AMBAC)                      $3,440,000   $ 3,457,406
    Series A 5.25% 1/1/32 (FGIC)                        5,000,000     5,039,000
    Series C 5.25% 1/1/32 (FGIC)                        2,000,000     2,015,600
                                                                    -----------
                                                                     10,512,006
                                                                    -----------
City General Obligation Bonds - 0.93%
  Minneapolis Library 5.00% 12/1/25                     1,500,000     1,509,270
  St. Peter's Hospital Series A
    5.00% 9/1/24 (MBIA)                                 1,905,000     1,908,905
                                                                    -----------
                                                                      3,418,175
                                                                    -----------
Continuing Care/Retirement Revenue Bonds - 5.28%
  Bloomington Housing & Redevelopment
    Authority Housing Revenue (Senior
    Summerhouse Bloomington Project,
    Presbyterian Homes Housing &
    Assisted Living, Inc.) 6.125% 5/1/35                3,420,000     3,222,187
  Coon Rapids Senior Housing Revenue
    (Epiphany Senior Citizens Project)
    6.00% 11/1/28                                       1,000,000       835,130
  Minneapolis Housing Facilities Revenue
    (Augustana Chapel View Project)
    7.00% 4/1/18                                        1,000,000       975,000
  Minnesota Agriculture & Economic
    Development Board Revenue
    (Benedictine Health Systems)
    5.75% 2/1/29                                        1,195,000     1,106,618
  Minnetonka Housing Facilities Revenue
    (Beacon Hill Housing Project,
    Presbyterian Homes & Services)
    7.70% 6/1/25                                        3,225,000     3,239,416
  Oakdale Revenue (Oak Meadows Project,
    Family Resources Development, Inc.)
    7.00% 4/1/27                                        6,800,000     6,502,364
  Rochester Multifamily Revenue (Wedum
    Shorewood Campus) 6.60% 6/1/36                      3,535,000     3,492,474
                                                                    -----------
                                                                     19,373,189
                                                                    -----------
Corporate Backed Revenue Bonds - 4.64%
  Cloquet Pollution Control Revenue
    (Potlatch Corp. Projects)
    5.90% 10/1/26                                       6,500,000     5,607,160
  International Falls Pollution Control
    Revenue (Boise Cascade Corp. Project)
    5.65% 12/1/22                                       1,930,000     1,695,312
  Sartell Environmental Improvement
    Revenue (International Paper)
    Series A 5.20% 6/1/27                               5,465,000     4,940,305
  Seaway Port Authority of Duluth
    Industrial Development Dock & Wharf
    Revenues (Cargill, Inc. Project)
    Series E 6.125% 11/1/14                             4,500,000     4,767,030
                                                                    -----------
                                                                     17,009,807
                                                                    -----------
Dedicated Tax & Fees Revenue Bonds - 1.29%
++Minneapolis Community Development
    Agency Tax Increment Revenue
    6.67% 9/1/09 (MBIA)                                 5,750,000     4,715,518
                                                                    -----------
                                                                      4,715,518
                                                                    -----------

                                                        Principal      Market
                                                         Amount        Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Escrowed to Maturity Bonds - 0.35%
  Southern Minnesota Municipal Power
    Agency Supply System Revenue
    Series B 5.50% 1/1/15 (AMBAC)                      $  990,000   $ 1,013,602
  Western Minnesota Municipal Power
    Agency Supply Revenue Series A
    9.75% 1/1/16 (MBIA)                                   185,000       278,012
                                                                    -----------
                                                                      1,291,614
                                                                    -----------
Higher Education Revenue Bonds - 4.82%
  Minnesota State Higher Education
    Facilities Authority Revenue
    (College of St. Benedict)
    Series 4-G 6.20% 3/1/16                             1,000,000     1,028,280
    (Hamline University)
    Series 4-I 6.00% 10/1/12                            1,250,000     1,300,788
    (Hamline University)
    Series 4-I 6.00% 10/1/16                            1,790,000     1,833,103
    (St. Catherine College)
    Series 5-N1 5.25% 10/1/22                           1,500,000     1,495,440
    (St. Thomas University)
    Series 3-R2 5.60% 9/1/14                            1,100,000     1,111,891
    (University of Minnesota)
    Series A 5.50% 7/1/21                               2,000,000     2,192,920
 +University of Minnesota,
    Inverse Floater ROLs Series II-R-29
    8.40% 7/1/21                                        5,250,000     6,262,935
    8.84% 7/1/18                                        1,920,000     2,446,483
                                                                    -----------
                                                                     17,671,840
                                                                    -----------
Hospital Revenue Bonds - 18.41%
  Bemidji Hospital Facilities Revenue
    (North County Health Services)
    6.05% 9/1/16                                          600,000       619,374
    6.05% 9/1/24                                        1,825,000     1,864,238
  Brainerd Health Care Facilities Revenue
    Benedictine Health
    (St. Joseph's Hospital)
    Series E 6.00% 2/15/12 (Connie Lee)                 2,250,000     2,303,303
  Duluth Economic Development
    Authority Health Care Facilities
    Revenue Benedictine Health System
    (St. Mary's Hospital) Series C
    6.00% 2/15/20 (Connie Lee)                          9,450,000     9,668,957
  Maplewood Healthcare Facility Revenue
    (Health East Project) 5.95% 11/15/06                2,200,000     2,192,806
  Marshall Medical Center Gross Revenue
    (Weiner Memorial Medical Center
    Project) 6.00% 11/1/28                              1,000,000     1,000,150
  Minneapolis Health Care System
    Revenue Series A
    (Allina Health System)
    5.75% 11/15/32                                      8,000,000     8,180,000
    (Fairview Health Services)
    5.625% 5/15/32                                     10,525,000    10,667,718
  Northfield Hospital Revenue
    Series C 6.00% 11/1/31                              1,500,000     1,486,755
  Rochester Health Care Facilities
    Revenue (Mayo Foundation)
    Series B 5.50% 11/15/27                               700,000       708,155

Statements                                      Delaware Tax-Free Minnesota Fund
  OF NET ASSETS (CONTINUED)


                                                        Principal      Market
                                                         Amount        Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Hospital Revenue Bonds (continued)
 +Rochester Health Care Facilities
    Revenue (Mayo Foundation),
    Inverse Floater ROLs
    Series II-R-28-A 8.40% 11/15/27                   $ 2,100,000   $ 2,148,909
    Series II-R-28-B 8.40% 11/15/27                     8,375,000     8,570,054
  St. Louis Park Health Care Facilities
    Revenue (Healthsystem of Minnesota)
    Series A 5.20% 7/1/23 (AMBAC)                      10,220,000    10,221,022
  St. Paul Housing & Redevelopment
    Authority Hospital Revenue
    (Health East Project) Series A
    5.70% 11/1/15                                       1,300,000     1,207,115
    6.625% 11/1/17                                      5,775,000     5,755,423
  Washington County Housing &
    Redevelopment Authority Hospital
    Facilities Revenue (Health East Project)
    5.50% 11/15/27                                      1,000,000       845,540
                                                                    -----------
                                                                     67,439,519
                                                                    -----------
Investor Owned Utilities Revenue Bonds - 4.49%
  Bass Brook Pollution Control Revenue
    (Minnesota Power & Light Co. Project)
    6.00% 7/1/22 (MBIA)                                   750,000       759,975
    6.00% 7/1/22                                       15,500,000    15,703,515
                                                                    -----------
                                                                     16,463,490
                                                                    -----------
Miscellaneous Revenue Bonds - 2.43%
  Minneapolis Community Development
    Agency Supported Development
    Revenue Limited Tax (Common Bond
    Fund) Series 2A 7.125% 12/1/05                        325,000       332,543
  Minnesota Public Facilities Authority
    Water Pollution Control Revenue
    Series A 5.00% 3/1/20                               3,000,000     3,060,900
  Richfield Commercial Development
    Revenue (Richfield Shoppes Project)
    8.375% 10/1/13                                      2,200,000     2,257,838
  St. Cloud Commercial Development
    Revenue (Northwest Center
    Association Project) 7.50% 8/1/12                   3,328,971     3,272,412
                                                                    -----------
                                                                      8,923,693
                                                                    -----------
Multi Family Housing Revenue Bonds - 12.83%
  Austin Housing & Redevelopment
    Authority Housing Gross Revenue
    (Courtyard Residence Project)
    Series A 7.25% 1/1/26                                 500,000       502,875
  Brooklyn Center Multifamily Housing
    Revenue (Ponds Family Housing
    Project-Section 8) 5.90% 1/1/20                     1,250,000     1,252,850
  Burnsville Multifamily Housing Revenue
    (Bridgeway Apartments Project)
    7.625% 2/1/24                                       3,370,000     3,370,169
  Carver County Housing & Redevelopment
    Authority Multifamily Revenue
    (Lake Grace Apartments Project)
    Series A 6.00% 7/1/28                               1,435,000     1,443,266
  Coon Rapids Multifamily Housing
    Revenue (Browns Meadow
    Manor Project) Series A
    4.70% 1/1/38 (FHA) (AMT)                            1,000,000       899,700

                                                        Principal      Market
                                                         Amount        Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Multi Family Housing Revenue Bonds (continued)
  Dakota County Housing &
    Redevelopment Authority Multifamily
    Housing Revenue (Affordable Housing
    View Pointe Project) 6.125% 11/1/17                $2,475,000   $ 2,322,119
  Eden Prairie Multifamily Housing Revenue
    (Tanager Creek) Series A
    8.05% 6/20/31 (GNMA)                                7,605,000     8,170,051
    (Windslope Apartments Project)
    7.10% 11/1/17                                       1,585,000     1,588,012
  Hopkins Multifamily Housing Revenue
    (Hopkins Renaissance Project-
    Section 8) 6.375% 4/1/20                            1,000,000     1,030,890
  Hutchinson Multifamily Housing
    Revenue (Evergreen Apartments
    Project-Section 8) 5.75% 11/1/28                    1,000,000       915,640
  Little Canada Multifamily Housing
    Revenue (Housing Alternative
    Development Co. Project) Series A
    6.10% 12/1/17                                       1,430,000     1,399,241
    6.25% 12/1/27                                       2,900,000     2,784,435
  Minneapolis Multifamily Housing Revenue
    (Grant Street Apartments Project)
    Series A 7.25% 11/1/29                                750,000       728,528
    (Trinity Apartments-Section 8)
    Series A 6.75% 5/1/21                               1,940,000     1,890,996
  Minneapolis Multifamily Housing
    Revenue (Sumner Field) Series A
    5.50% 11/20/26 (GNMA) (AMT)                         1,045,000     1,061,521
  Park Rapids Multifamily Revenue
    (The Court Apartments
    Project-Section 8) 6.30% 2/1/20                     3,020,000     2,812,556
  St. Louis Park Multifamily
    Housing Revenue
    (Knollwood Apartments Project)
    6.25% 12/1/28 (FHA)                                 3,855,000     3,959,315
    (Westwind Apartments Project)
    5.75% 1/1/29 (GNMA)                                 3,865,000     3,900,365
  St. Paul Housing & Redevelopment
    Authority Multifamily Housing
    Revenue (900 Como Lake Project)
    Series B 7.50% 3/1/26 (FHA)                         1,000,000     1,000,000
  Stillwater Multifamily Housing Revenue
    (Stillwater Cottages Project)
    Series A 7.00% 11/1/27                              1,000,000       962,740
  Wadena Housing & Redevelopment
    Authority Multifamily Housing
    Revenue (Humphrey Manor East
    Project) 6.00% 2/1/19                               2,130,000     2,130,639
  Washington County Housing &
    Redevelopment Authority
    Governmental Revenue (Briar Pond)
    Series C 7.25% 8/20/34 (GNMA)                         985,000       932,834
  Wells Housing & Redevelopment
    Authority Housing Revenue
    (Broadway Apartments Project)
    7.00% 1/1/19                                          920,000       913,910
  Willmar Housing & Redevelopment
    Authority Multifamily Housing Revenue
    (Highland Apartments-Section 8)
    5.85% 6/1/19                                        1,050,000     1,048,814
                                                                    -----------
                                                                     47,021,466
                                                                    -----------

Statements                                      Delaware Tax-Free Minnesota Fund
  OF NET ASSETS (CONTINUED)


                                                        Principal      Market
                                                         Amount        Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Municipal Lease Revenue Bonds - 0.97%
  Beltrami County Housing &
    Redevelopment Authority Revenue
    6.20% 2/1/14                                      $ 1,010,000   $ 1,034,129
  St. Paul Port Authority Lease Revenue
    (Cedar Street Office Building Project)
    5.00% 12/1/22                                       2,500,000     2,524,725
                                                                    -----------
                                                                      3,558,854
                                                                    -----------
Political Subdivision General Obligation Bonds - 2.31%
  Dakota County Capital Improvement
    Series A 4.75% 2/1/26                               2,250,000     2,196,810
  Hennepin County Regional Railroad
    Authority 5.00% 12/1/31                             4,030,000     4,014,565
 +Minnesota State, Inverse Floater
    ROLs 6.91% 11/1/18                                  1,145,000     1,209,944
  Ramsey County State Aid Series C
    5.00% 2/1/28                                        1,060,000     1,064,622
                                                                    -----------
                                                                      8,485,941
                                                                    -----------
*Pre-Refunded Bonds - 7.30%
  Andover Commercial Development
    Revenue (Downtown Center Project)
    Series A 7.00% 12/1/12-03                           1,000,000     1,034,460
  Bloomington Tax Increment Bonds
    9.75% 2/1/08-05                                       500,000       559,205
  Faribault Independent School District
    #656 6.10% 6/1/10-04                                1,000,000     1,037,130
  Hennepin County Solid Waste
    5.75% 10/1/10-03                                    4,990,000     5,061,008
  Kenyon Wanamingo Independent
    School District #2172
    6.00% 2/1/18-05 (MBIA)                              2,350,000     2,498,403
  Minnesota Public Facilities Authority
    Water Pollution Control Revenue
    Series A 6.25% 3/1/16-05                            4,400,000     4,726,568
  North St. Paul Maplewood Independent
    School District #622 Series A
    7.10% 2/1/25-05 (FSA)                              10,000,000    10,823,099
  Southern Minnesota Municipal Power
    Agency Supply System Revenue
    Series A 5.75% 1/1/18-16 (MBIA)                     1,000,000     1,023,910
                                                                    -----------
                                                                     26,763,783
                                                                    -----------
Public Power Revenue Bonds - 8.70%
  Chaska Electric Revenue Series A
    6.00% 10/1/25                                       1,000,000     1,039,970
  Northern Minnesota Municipal Power
    Agency Electric System Revenue
  ++Series A 5.85% 1/1/09 (AMBAC)                       3,815,000     3,198,305
    Series B 4.75% 1/1/20 (AMBAC)                       2,500,000     2,498,450
  Rochester Electric Utilities Revenue
    5.25% 12/1/30                                       4,915,000     4,948,471
  Shakopee Public Utilities Commission
    Public Utilities Revenue
    5.125% 2/1/26 (MBIA)                                1,000,000     1,005,270
  Southern Minnesota Municipal Power
    Agency Supply System Revenue Series A
    5.00% 1/1/12 (AMBAC)                                3,000,000     3,236,160
    5.25% 1/1/15 (AMBAC)                                2,010,000     2,195,885
    5.25% 1/1/16 (AMBAC)                                2,500,000     2,724,175
  ++5.663% 1/1/19 (MBIA)                                8,210,000     3,918,879
  ++6.136% 1/1/21 (MBIA)                                3,000,000     1,265,610

                                                        Principal      Market
                                                         Amount        Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Public Power Revenue Bonds (continued)
 +Southern Minnesota Municipal Power
    Agency Supply System Revenue,
    Inverse Floater ROLs
    Series II-R-189 7.44% 1/1/14 (AMBAC)               $2,000,000   $ 2,368,400
    Series II-R-189 7.44% 1/1/15 (AMBAC)                2,950,000     3,495,603
                                                                    -----------
                                                                     31,895,178
                                                                    -----------
School District General Obligation Bonds - 5.91%
  Bloomington Independent School
    District #271 Series B 5.00% 2/1/17                 5,300,000     5,471,560
++Farmington Independent School District
    #192 Capital Appreciation Series B
    5.424% 2/1/20 (FSA)                                 1,650,000       692,885
    5.34% 2/1/21 (FSA)                                  1,500,000       592,815
++Lakeville Independent School
    District #194 Capital Appreciation
    Series B 5.45% 2/1/19 (FSA)                         8,000,000     3,559,280
++Mahtomedi Independent School
    District #832 Capital Appreciation
    Series B 5.90% 2/1/14 (MBIA)                        1,540,000       967,505
 +Rockford Independent School
    District #883, Inverse Floater ROLs
    Series II-R-30-A 8.62% 2/1/23 (FSA)                 3,510,000     3,950,786
++Rosemont Independent School
    District #196 Capital Appreciation
    Series B
    5.931% 4/1/11 (FSA)                                 2,600,000     1,920,750
    5.961% 4/1/12 (FSA)                                 1,850,000     1,290,227
    6.008% 4/1/13 (FSA)                                 1,915,000     1,266,351
++Sartell Independent School District #748
    Capital Appreciation Series B
    5.976% 2/1/13 (MBIA)                                  540,000       358,835
    6.10% 2/1/15 (MBIA)                                 1,075,000       631,993
    6.15% 2/1/16 (MBIA)                                 1,750,000       967,890
                                                                    -----------
                                                                     21,670,877
                                                                    -----------
Single Family Housing Revenue Bonds - 2.53%
  Minnesota State Housing Finance
    Agency Single Family Mortgage
    Series A 4.30% 7/1/22 (AMT)                         3,160,000     2,844,032
    Series A 5.30% 7/1/19                                 895,000       909,562
    Series B 5.35% 1/1/33 (AMT)                         4,000,000     3,983,239
    Series J 5.90% 7/1/28 (AMT)                         1,070,000     1,093,583
  St. Louis Park Residential Mortgage
    Revenue Series A
    7.25% 4/20/23 (GNMA)                                  128,000       128,095
  St. Paul Housing & Redevelopment
    Authority Single Family Mortgage
    Revenue Series C
    6.90% 12/1/21 (FNMA)                                  325,000       325,702
                                                                    -----------
                                                                      9,284,213
                                                                    -----------
State General Obligation Bonds - 4.00%
  Minnesota State
    5.00% 11/1/20 (FSA)                                 8,175,000     8,354,768
    5.00% 8/1/21                                        2,400,000     2,445,768
 +Minnesota State, Inverse Floater ROLs
    6.91% 11/1/16                                       2,420,000     2,648,787
    6.91% 11/1/17                                       1,135,000     1,220,908
                                                                    -----------
                                                                     14,670,231
                                                                    -----------

Statements                                      Delaware Tax-Free Minnesota Fund
  OF NET ASSETS (CONTINUED)


                                                        Principal      Market
                                                         Amount        Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Tax Increment/Special Assessment Bonds - 2.35%
  Minneapolis Tax Increment
    Series E 5.00% 3/1/13                              $6,265,000   $ 6,595,541
  Rochester Tax Increment 6.50% 12/1/04                 1,000,000     1,013,350
  St. Paul Housing & Redevelopment
    Authority Tax Increment
    (Upper Landing Project) Series A
    6.80% 3/1/29                                        1,000,000       988,660
                                                                   ------------
                                                                      8,597,551
                                                                   ------------
Territorial General Obligation Bonds - 1.12%
  Puerto Rico Commonwealth Public
    Improvement Series A
    5.125% 7/1/30 (FSA)                                 1,000,000     1,011,640
    5.125% 7/1/31                                       2,000,000     1,979,380
    5.50% 7/1/19 (MBIA)                                 1,000,000     1,111,740
                                                                   ------------
                                                                      4,102,760
                                                                   ------------
Territorial Revenue Bonds - 2.75%
  Puerto Rico Electric Power Authority
    Revenue Series X 5.50% 7/1/25                       3,080,000     3,086,160
 +Puerto Rico Electric Power Authority
    Revenue, Inverse Floater ROLs
    5.93% 7/1/19 (FSA)                                  3,050,000     3,005,287
  Puerto Rico Public Buildings Authority
    Guaranteed Government Facilities
    Revenue Series D 5.25% 7/1/36                       4,000,000     3,979,240
                                                                   ------------
                                                                     10,070,687
                                                                   ------------
Water & Sewer Revenue Bonds - 2.06%
  Minnesota Public Facilities Authority
    Water Pollution Control Revenue
    Series B 4.75% 3/1/19                               2,000,000     2,008,640
 +Minnesota Public Facilities Authority
    Water Pollution Control Revenue,
    Inverse Floater ROLs Series II-R-31
    6.83% 3/1/14                                        5,000,000     5,551,450
                                                                   ------------
                                                                      7,560,090
                                                                   ------------
Total Municipal Bonds
  (cost $348,130,214)                                               360,500,482
                                                                   ------------

Total Market Value of Securities - 98.34%
  (cost $348,130,214)                                               360,500,482
Receivables and Other Assets
  Net of Liabilities - 1.66%                                          6,083,964
                                                                   ------------
Net Assets Applicable to 29,440,770
  Shares Outstanding - 100.00%                                     $366,584,446
                                                                   ============

Net Asset Value - Delaware Tax-Free Minnesota
  Fund Class A ($340,029,385 / 27,310,571 Shares)                        $12.45
                                                                         ------
Net Asset Value - Delaware Tax-Free Minnesota
  Fund Class B ($16,394,097 / 1,315,825 Shares)                          $12.46
                                                                         ------
Net Asset Value - Delaware Tax-Free Minnesota
  Fund Class C ($10,160,964 / 814,374 Shares)                            $12.48
                                                                         ------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Components of Net Assets at August 31, 2003:
Shares of beneficial interest
  (unlimited authorization - no par)                               $349,128,010
Distributions in excess of net investment income                        (22,418)
Accumulated net realized gain on investments                          5,108,586
Net unrealized appreciation of investments                           12,370,268
                                                                   ------------
Total net assets                                                   $366,584,446
                                                                   ============

 *For Pre-Refunded Bonds, the stated maturity is followed by the year in which each bond is pre-refunded.

 +Inverse Floater Bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of August 31, 2003.

++Zero Coupon Bond. The interest rate shown is the yield at the time of purchase.

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Indemnity Corporation
AMT - Subject to Alternative Minimum Tax
Connie Lee - Insured by the College Construction Insurance Association FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
ROLs - Residual Option Longs

Net Asset Value and Offering Price per Share -
  Delaware Tax-Free Minnesota Fund
Net asset value Class A (A)                                              $12.45
Sales charge (4.50% of offering price,
  or 4.74% of amount invested per share) (B)                               0.59
                                                                         ------
Offering price                                                           $13.04
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements                              Delaware Tax-Free Minnesota Insured Fund
  OF NET ASSETS (CONTINUED)             August 31, 2003


                                                        Principal      Market
                                                         Amount        Value
--------------------------------------------------------------------------------
Municipal Bonds - 97.44%
--------------------------------------------------------------------------------
Airport Revenue Bonds - 4.55%
  Minneapolis/St. Paul Metropolitan
    Airports Commission Revenue
    Series A 5.00% 1/1/28 (MBIA)                      $ 3,000,000   $ 2,995,620
    Series A 5.125% 1/1/25 (FGIC)                         100,000       100,680
    Series C 5.125% 1/1/20 (FGIC)                       2,000,000     2,049,240
    Series C 5.25% 1/1/32 (FGIC)                        6,595,000     6,646,441
                                                                    -----------
                                                                     11,791,981
                                                                    -----------
City General Obligation Bonds - 0.77%
  Moorhead Series B 5.00% 2/1/33 (MBIA)                 2,000,000     1,992,280
                                                                    -----------
                                                                      1,992,280
                                                                    -----------
Corporate-Backed Revenue Bonds - 0.63%
  Sartell Environmental Improvement
    Revenue (International Paper)
    Series A 5.20% 6/1/27                               1,800,000     1,627,182
                                                                    -----------
                                                                      1,627,182
                                                                    -----------
Escrowed to Maturity Bonds - 15.64%
  Dakota/Washington Counties Housing
    & Redevelopment Authority Anoka
    Single Family Residential Mortgage
    Revenue 8.45% 9/1/19 (GNMA) (AMT)                   9,000,000    12,530,700
  Dakota/Washington Counties Housing
    & Redevelopment Authority
    Bloomington Single Family
    Residential Mortgage Revenue
    8.15% 9/1/16 (GNMA) (MBIA) (AMT)                      405,000       549,873
    8.375% 9/1/21 (GNMA) (FHA) (AMT)                   14,115,000    19,819,435
  Southern Minnesota Municipal Power
    Agency Supply Revenue Series A
    5.75% 1/1/18 (AMBAC)                                  670,000       686,020
    5.75% 1/1/18 (MBIA)                                 3,790,000     3,880,619
  Western Minnesota Municipal Power
    Agency Supply Revenue Series A
    6.60% 1/1/10                                        2,000,000     2,298,140
    9.75% 1/1/16 (MBIA)                                   530,000       796,468
                                                                    -----------
                                                                     40,561,255
                                                                    -----------
Higher Education Revenue Bonds - 3.62%
  Minnesota State Colleges & Universities
    Revenue Series A 5.00% 10/1/22 (FSA)                5,135,000     5,185,220
  Minnesota State Higher Education
    Facilities Authority Revenue
    (St. Catherine College)
    Series 5-N1 5.00% 10/1/18                           2,200,000     2,191,838
  St. Cloud Housing & Redevelopment
    Authority Revenue (State University
    Foundation Project) 5.00% 5/1/23                    2,000,000     1,998,620
                                                                    -----------
                                                                      9,375,678
                                                                    -----------
Hospital Revenue Bonds - 16.72%
  Bemidji Health Care Facilities First
    Mortgage Revenue
    (North Country Health Services)
    5.00% 9/1/31 (RADIAN)                               1,500,000     1,483,275
  Brainerd Health Care Facilities Revenue
    Benedictine Health
    (St. Joseph's Hospital) Series E
    6.00% 2/15/12 (Connie Lee)                          1,500,000     1,535,535
    6.00% 2/15/20 (Connie Lee)                          2,000,000     2,046,340

                                                        Principal      Market
                                                         Amount        Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Hospital Revenue Bonds (continued)
  Duluth Economic Development
    Authority Health Care Facilities
    Revenue Benedictine Health System
    (St. Mary's Hospital) Series C
    6.00% 2/15/20 (Connie Lee)                        $ 1,300,000   $ 1,330,121
  Minneapolis Health Care Facilities
    Revenue (Fairview Hospital &
    Healthcare Service) Series A
    5.25% 11/15/19 (MBIA)                               2,250,000     2,267,865
  Minneapolis Health Care System
    Revenue Series A
    (Allina Health System)
    5.75% 11/15/32                                     11,300,000    11,554,249
    (Fairview Health Services)
    5.625% 5/15/32                                      6,400,000     6,486,784
  Minneapolis/St. Paul Housing &
    Redevelopment Authority Health
    Care Systems Revenue Series A
    (Children's Health Care Series)
    5.50% 8/15/25 (FSA)                                 2,250,000     2,312,528
    (Healthspan Health System)
    5.00% 11/15/13 (AMBAC)                              6,490,000     6,665,360
 +Minnesota Agriculture & Economic
    Development Board Revenue
    (Fairview Hospital & Healthcare Service),
    Inverse Floater ROLs Series II-R-33
    8.84% 11/15/26 (MBIA)                               5,125,000     5,662,613
  St. Paul Housing & Redevelopment
    Authority Hospital Revenue
    (St. Paul/Ramsey Medical Center
    Project) 5.50% 5/15/13 (AMBAC)                      1,000,000     1,023,220
  Willmar (Rice Memorial Hospital
    Project) 5.00% 2/1/25 (FSA)                         1,000,000     1,007,060
                                                                    -----------
                                                                     43,374,950
                                                                    -----------
Miscellaneous Revenue Bonds - 0.78%
  Minneapolis Community Development
    Agency Supported Development
    Revenue Series G-3 5.45% 12/1/31                    2,000,000     2,018,200
                                                                    -----------
                                                                      2,018,200
                                                                    -----------
Multi Family Housing Revenue Bonds - 7.45%
  Chaska Waters Edge Multifamily Revenue
    Series A 7.30% 1/20/30 (GNMA)                       3,257,000     3,479,974
  Eagan Multifamily Revenue
    (Woodridge Apartments)
    5.90% 8/1/20 (GNMA)                                 1,000,000     1,040,070
  Hopkins Multifamily Revenue
    (Auburn Apartments Project)
    Series A 8.05% 6/20/31 (GNMA)                       3,790,000     4,066,480
  Minneapolis Multifamily Revenue
    (Bottineau Commons Project)
    5.45% 4/20/43 (GNMA) (AMT)                          1,500,000     1,506,450
    (Seward Towers Project)
    5.00% 5/20/36 (GNMA)                                4,000,000     3,909,560
  Minneapolis/St. Paul Housing Finance
    Board Revenue (Trinity Apartments)
    Series A 8.125% 12/1/14
    (GNMA) (FHA) (AMT)                                     25,000        25,016

Statements                              Delaware Tax-Free Minnesota Insured Fund
  OF NET ASSETS (CONTINUED)


                                                        Principal      Market
                                                         Amount        Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Multi Family Housing Revenue Bonds (continued)
  Minnesota State Housing Finance
    Agency Rental Housing Revenue
    Series C-2 5.95% 2/1/15 (AMBAC)                   $ 1,882,000   $ 1,935,788
  Washington County Housing &
    Redevelopment Authority Revenue
    (Woodland Park Apartments Project)
    4.70% 10/1/32                                       2,425,000     2,276,566
  White Bear Lake Multifamily Revenue
    (Lake Square) Series A
    5.875% 2/1/15 (FHA)                                 1,055,000     1,089,224
                                                                    -----------
                                                                     19,329,128
                                                                    -----------
Municipal Lease Revenue Bonds - 3.87%
  Hopkins Housing & Redevelopment
    Authority Public Works and Fire Station
    Series A 5.00% 2/1/23 (MBIA)                        1,210,000     1,216,728
  Minneapolis Special School
    District #001 Series A
    5.00% 2/1/18 (FSA)                                  1,545,000     1,596,958
    5.00% 2/1/19 (FSA)                                  1,535,000     1,575,800
    5.00% 2/1/20 (FSA)                                  1,690,000     1,723,090
  St. Paul Port Authority Lease Revenue
    (Cedar Street Office Building Project)
    5.25% 12/1/27                                       3,840,000     3,921,831
                                                                    -----------
                                                                     10,034,407
                                                                    -----------
Political Subdivision General Obligation Bonds - 1.23%
  Dakota County Community Agency
    Governmental Housing Development
    5.00% 1/1/21                                        1,275,000     1,291,830
  Western Lake Superior Sanitation
    District Series A
    6.00% 10/1/08 (MBIA) (AMT)                            400,000       431,112
    6.10% 10/1/09 (MBIA) (AMT)                            425,000       461,690
    6.20% 10/1/10 (MBIA) (AMT)                            450,000       489,803
    6.20% 10/1/11 (MBIA) (AMT)                            475,000       511,428
                                                                    -----------
                                                                      3,185,863
                                                                    -----------
*Pre-Refunded Bonds - 8.62%
  Becker Wastewater Treatment Facility
    Series A 5.95% 2/1/14-04 (MBIA)                       500,000       510,510
  Duluth Economic Development Authority
    Health Care Facilities Revenue (Duluth
    Clinic) 6.30% 11/1/22-04 (AMBAC)                    1,060,000     1,124,490
  Hennepin County Solid Waste
    5.75% 10/1/10-03 (MBIA)                             1,800,000     1,825,614
  North St. Paul Maplewood Independent
    School District #622 Series A
    7.10% 2/1/19-05 (MBIA)                              5,935,000     6,423,510
    7.10% 2/1/25-05 (FSA)                              11,525,000    12,473,623
                                                                    -----------
                                                                     22,357,747
                                                                    -----------
Public Power Revenue Bonds - 9.05%
  Northern Municipal Power Agency
    Electric System Revenue Series B
    4.75% 1/1/20 (AMBAC)                                1,100,000     1,099,318
 +Northern Municipal Power Agency
    Electric System Revenue,
    Inverse Floater ROLs Series II-R-32
    7.97% 1/1/13 (FSA)                                  4,585,000     5,279,903
  Shakopee Public Utilities Commission
    Public Utilities Revenue
    5.125% 2/1/26 (MBIA)                                1,850,000     1,859,750

                                                        Principal      Market
                                                         Amount        Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Public Power Revenue Bonds (continued)
  Southern Minnesota Municipal Power
    Agency Supply System Revenue
    Series A
    5.00% 1/1/12 (AMBAC)                               $2,205,000   $ 2,378,578
    5.25% 1/1/15 (AMBAC)                                1,350,000     1,474,848
    5.25% 1/1/16 (AMBAC)                                5,000,000     5,448,349
 +Southern Minnesota Municipal Power
    Agency Supply System Revenue
    Inverse Floater ROLs II-R-189-B
    7.44% 1/1/16 (AMBAC)                                2,500,000     2,948,350
  Western Minnesota Municipal Power
    Agency Supply System
    5.00% 1/1/30 (MBIA)                                 3,000,000     2,984,580
                                                                    -----------
                                                                     23,473,676
                                                                    -----------
School District General Obligation Bonds - 16.92%
  Big Lake Independent School
    District #727 Series A
    5.00% 2/1/17 (FSA)                                  1,040,000     1,072,490
    5.00% 2/1/20 (FSA)                                  1,000,000     1,014,490
  Centennial Independent School District
    #012 Series A 5.00% 2/1/18 (FSA)                    1,270,000     1,312,710
  Morris Independent School District
    #769 5.00% 2/1/24 (MBIA)                            4,875,000     4,891,185
  Mounds View Independent School
    District #621
    5.00% 2/1/20 (MBIA)                                 2,970,000     3,028,153
    5.375% 2/1/24 (FGIC)                                6,170,000     6,359,973
  Osseo Independent School District
    #279 Series A 5.00% 2/1/21 (FSA)                    3,570,000     3,620,087
  Robbinsdale Independent School District
    #281 5.00% 2/1/21 (FSA)                             1,310,000     1,328,379
 +Rockford Independent School
    District #883, Inverse Floater ROLs
    Series II-R-30-B 8.57% 2/1/21 (FSA)                 1,605,000     1,823,136
++Rosemount Independent School
    District #196 Series B
    5.80% 4/1/09 (FSA)                                  1,860,000     1,545,660
    5.85% 4/1/10 (FSA)                                  2,240,000     1,755,891
++Sauk Rapids Independent School
    District #047 Series B
    5.983% 2/1/15 (FSA)                                 2,700,000     1,510,191
    6.083% 2/1/17 (FSA)                                 2,245,000     1,098,501
 +South Washington County Independent
    School District #833,
    Inverse Floater ROLs
    Series II-R-34-A 8.57% 2/1/20 (MBIA)                3,440,000     3,946,299
    Series II-R-34-B 8.57% 2/1/21 (MBIA)                3,645,000     4,140,392
  St. Michael Independent School
    District #885
    5.00% 2/1/20 (FSA)                                  1,970,000     2,008,573
    5.00% 2/1/27 (FSA)                                  3,435,000     3,440,256
                                                                    -----------
                                                                     43,896,366
                                                                    -----------
Single Family Housing Revenue Bonds - 1.02%
  Dakota County Housing &
    Redevelopment Authority Single
    Family Mortgage Revenue
    5.85% 10/1/30 (GNMA/FNMA) (AMT)                     2,090,000     2,119,971
    6.70% 10/1/17 (FNMA)                                  515,000       517,101
                                                                    -----------
                                                                      2,637,072
                                                                    -----------

Statements                              Delaware Tax-Free Minnesota Insured Fund
  OF NET ASSETS (CONTINUED)


                                                        Principal      Market
                                                         Amount        Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
State General Obligation Bonds - 2.50%
  Minnesota State 5.00% 11/1/20 (FSA)                  $5,500,000   $ 5,620,945
 +Minnesota State, Inverse Floater ROLs
    6.91% 11/1/17                                         800,000       860,552
                                                                    -----------
                                                                      6,481,497
                                                                    -----------
Tax Increment/Special Assessment Bonds - 2.51%
  Becker Tax Increment Series D
    6.25% 8/1/15 (MBIA) (AMT)                           6,300,000     6,520,374
                                                                    -----------
                                                                      6,520,374
                                                                    -----------
Territorial General Obligation Bonds - 0.21%
  Puerto Rico Commonwealth Public
    Improvement Series A
    5.50% 7/1/19 (MBIA)                                   500,000       555,870
                                                                    -----------
                                                                        555,870
                                                                    -----------
Territorial Revenue Bonds - 1.35%
++Puerto Rico Commonwealth Highway &
    Transportation Authority
    Transportation Revenue Series A
    5.207% 7/1/18 (AMBAC)                               5,000,000     2,509,500
  Puerto Rico Electric Power Authority
    Power Revenue Series GG
    4.75% 7/1/21 (FSA)                                  1,000,000     1,000,860
                                                                    -----------
                                                                      3,510,360
                                                                    -----------
Total Municipal Bonds
  (cost $240,718,367)                                               252,723,886
                                                                    -----------

                                                        Number of
                                                         Shares
--------------------------------------------------------------------------------
Short-Term Investments - 2.56%
--------------------------------------------------------------------------------
Federated Minnesota Municipal Cash Trust                6,628,366     6,628,366
                                                                   ------------
Total Short-Term Investments
  (cost $6,628,366)                                                   6,628,366
                                                                   ------------

Total Market Value of Securities - 100.00%
  (cost $247,346,733)                                               259,352,252
Liabilities Net of Receivables and
  Other Assets - 0.00%                                                     (824)
                                                                   ------------
Net Assets Applicable to 24,147,736
  Shares Outstanding - 100.00%                                     $259,351,428
                                                                   ============

Net Asset Value - Delaware Tax-Free
  Minnesota Insured Fund Class A
  ($231,738,082 / 21,576,962 Shares)                                     $10.74
                                                                         ------
Net Asset Value - Delaware Tax-Free
  Minnesota Insured Fund Class B
  ($15,646,754 / 1,457,975 Shares)                                       $10.73
                                                                         ------
Net Asset Value - Delaware Tax-Free
  Minnesota Insured Fund Class C
  ($11,966,592 / 1,112,799 Shares)                                       $10.75
                                                                         ------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Components of Net Assets at August 31, 2003:
Shares of beneficial interest
  (unlimited authorization - no par)                               $247,661,352
Accumulated net realized loss on investments                           (315,443)
Net unrealized appreciation of investments                           12,005,519
                                                                   ------------
Total net assets                                                   $259,351,428
                                                                   ============

 *For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

 +An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of August 31, 2003.

++Zero coupon bond. The interest rate shown is the yield at the time of purchase.

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Indemnity Corporation
AMT - Subject to Alternative Minimum Tax
Connie Lee - Insured by the College Construction Insurance Association FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
ROLs - Residual Option Longs

Net Asset Value and Offering Price per Share -
  Delaware Tax-Free Minnesota Insured Fund
Net asset value Class A (A)                                              $10.74
Sales charge (4.50% of offering price,
  or 4.75% of amount invested per share) (B)                               0.51
                                                                         ------
Offering price                                                           $11.25
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements                         Delaware Tax-Free Minnesota Intermediate Fund
  OF NET ASSETS (CONTINUED)        August 31, 2003


                                                        Principal      Market
                                                         Amount        Value
--------------------------------------------------------------------------------
Municipal Bonds - 96.99%
--------------------------------------------------------------------------------
Airport Revenue Bonds - 1.20%
  Minneapolis/St. Paul Metropolitan
    Airports Commission Series 14
    5.50% 1/1/11 (AMT)                                 $  750,000    $  815,678
                                                                    -----------
                                                                        815,678
                                                                    -----------
Continuing Care/Retirement Revenue Bonds  - 4.02%
  Minneapolis Health Care Facilities
    Revenue (Jones-Harrison Residence
    Project) 5.90% 10/1/16                                125,000       120,116
  Oakdale Elderly Housing Revenue
    (PHM/Oakdale, Inc. Project)
    5.75% 3/1/18                                        1,400,000     1,360,072
  Oakdale Revenue
    (Oak Meadows Project)
    6.20% 4/1/07                                          150,000       153,062
    6.30% 4/1/08                                          260,000       265,179
    6.50% 4/1/10                                          295,000       300,387
  Rochester Nursing Home &
    Multifamily Housing Revenue
    (Samaritan Bethany, Inc.) Series A
    6.00% 5/1/04                                          300,000       297,120
    6.10% 5/1/05                                          250,000       246,295
                                                                    -----------
                                                                      2,742,231
                                                                    -----------
Escrowed to Maturity Bonds - 6.06%
  Duluth Gross Revenue (Duluth
    Entertainment) 7.00% 12/1/03                          440,000       446,741
  Metropolitan Council, Minneapolis/
    St. Paul Area Sports Facilities Revenue
    (Hubert H. Humphrey Metrodome)
    6.00% 10/1/09                                       3,520,000     3,684,701
                                                                    -----------
                                                                      4,131,442
                                                                    -----------
Higher Education Revenue Bonds - 3.98%
  Minnesota State Higher Education
    Facilities Authority Revenue
    (College of Art & Design)
    Series 5-D 6.625% 5/1/20                            1,000,000     1,070,950
    (St. Catherine College)
    Series 5-N1 5.375% 10/1/32                            500,000       497,785
  University of Minnesota Series A
    5.75% 7/1/16                                        1,000,000     1,142,390
                                                                    -----------
                                                                      2,711,125
                                                                    -----------
Hospital Revenue Bonds - 13.42%
  Bemidji Health Care Facilities First
    Mortgage Revenue
    (North Country Health Services)
    5.00% 9/1/24 (RADIAN)                               1,240,000     1,206,210
  Minneapolis Health Care System Revenue
    (Allina Health System)
    Series A 5.75% 11/15/32                             3,000,000     3,067,500
    (Fairview Health Services)
    Series A 5.625% 5/15/32                             2,750,000     2,787,290
  St. Paul Housing & Redevelopment
    Authority Hospital Revenue (Health
    East Project) Series B 5.85% 11/1/17                1,160,000     1,074,438
  Willmar (Rice Memorial Hospital Project)
    5.00% 2/1/22 (FSA)                                  1,000,000     1,013,090
                                                                    -----------
                                                                      9,148,528
                                                                    -----------

                                                        Principal      Market
                                                         Amount        Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Investor Owned Utilities Revenue Bonds - 3.71%
  Eveleth Industrial Development Revenue
    (Minnesota Power & Light Co. Project)
    Series A 6.125% 1/1/04                             $2,500,000    $2,532,400
                                                                    -----------
                                                                      2,532,400
                                                                    -----------
Miscellaneous Revenue Bonds - 5.48%
  Minneapolis Art Center Facilities
    Revenue (Walker Art Center Project)
    5.125% 7/1/21                                       2,250,000     2,284,965
  Minneapolis Community Development
    Agency Supported Revenue
    Common Bond Fund Series 4
    6.20% 6/1/17 (AMT)                                  1,055,000     1,084,930
  Richfield Shoppes Commercial
    Development Revenue (Richfield
    Shoppes Project) 7.50% 10/1/04                        365,000       367,967
                                                                    -----------
                                                                      3,737,862
                                                                    -----------
Multi Family Housing Revenue Bonds - 6.59%
  Minneapolis Multifamily Revenue
    (Seward Towers Project)
    5.00% 5/20/36 (GNMA)                                1,000,000       977,390
    (Trinity Apartments-Section 8)
    Series A 6.75% 5/1/21                               2,775,000     2,704,904
  Park Rapids Multifamily Revenue
    (The Court Apartments Project-
    Section 8) 6.05% 8/1/12                               845,000       808,504
                                                                    -----------
                                                                      4,490,798
                                                                    -----------
Municipal Lease Revenue Bonds - 5.95%
  Beltrami County Housing &
    Redevelopment Authority Revenue
    5.90% 2/1/08                                          355,000       368,983
    6.00% 2/1/09                                          380,000       393,532
    6.00% 2/1/10                                          405,000       417,320
    6.10% 2/1/11                                          430,000       442,113
  Edina Housing & Redevelopment
    Authority Public Project Revenue
    5.125% 2/1/19                                       1,000,000     1,012,920
  Hibbing Economic Development
    Authority Revenue (Hibbing Lease
    Obligation) 6.10% 2/1/08                              650,000       683,820
  St. Paul Port Authority Lease Revenue
    (Robert Street Site) 5.25% 12/1/27                    725,000       740,450
                                                                    -----------
                                                                      4,059,138
                                                                    -----------
Political Subdivision General Obligation Bonds - 8.61%
  Dakota County Series A
    4.75% 2/1/17                                        1,000,000     1,020,340
    5.00% 2/1/13                                        1,125,000     1,213,841
  Hennepin County
    Series A 4.50% 12/1/17                              1,000,000     1,003,320
    Series B 4.75% 12/1/14                              1,000,000     1,040,060
  Ramsey County Series B 5.25% 2/1/11                   1,445,000     1,596,277
                                                                    -----------
                                                                      5,873,838
                                                                    -----------
*Pre-Refunded Bonds - 2.64%
  Andover Commercial Development
    Revenue (Downtown Center Project)
    Series A 6.50% 12/1/06-03                           1,480,000     1,529,121
  Duluth Gross Revenue (Duluth
    Entertainment) 7.30% 12/1/06-04                       250,000       273,535
                                                                    -----------
                                                                      1,802,656
                                                                    -----------

Statements                         Delaware Tax-Free Minnesota Intermediate Fund
  OF NET ASSETS (CONTINUED)


                                                        Principal      Market
                                                         Amount        Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Public Power Revenue Bonds - 5.99%
  Southern Minnesota Municipal Power
    Agency Supply System
    Revenue Series A
    5.00% 1/1/12 (AMBAC)                               $1,000,000   $ 1,078,720
    5.25% 1/1/15 (AMBAC)                                1,000,000     1,092,480
    5.25% 1/1/16 (AMBAC)                                  775,000       844,494
  Western Minnesota Municipal Power
    Agency Revenue Series B
    5.00% 1/1/15 (MBIA)                                 1,000,000     1,069,200
                                                                    -----------
                                                                      4,084,894
                                                                    -----------
School District General Obligation Bonds - 17.81%
  Big Lake Independent School
    District #727 Series C
    5.00% 2/1/16 (FSA)                                  1,180,000     1,229,312
    5.00% 2/1/17 (FSA)                                  1,000,000     1,035,370
  Centennial Independent School
    District #012 Series A
    5.00% 2/1/18 (FSA)                                  1,000,000     1,033,630
    5.00% 2/1/20 (FSA)                                    750,000       764,685
  Hopkins Independent School
    District #270 5.125% 2/1/17 (FGIC)                  2,000,000     2,100,480
  Moorhead Independent School
    District #152 5.00% 4/1/10 (FGIC)                   2,585,000     2,821,657
  Osseo Independent School
    District #279 Series A
    5.00% 2/1/21 (FSA)                                  1,500,000     1,521,045
  South Washington County Independent
    School District #833 Series B
    5.00% 2/1/16 (FSA)                                  1,560,000     1,634,740
                                                                    -----------
                                                                     12,140,919
                                                                    -----------
Single Family Housing Revenue Bonds - 1.51%
  Minnesota State Housing Finance
    Agency Single Family Housing
    Series J 5.90% 7/1/28 (AMT)                           980,000     1,001,599
  St. Paul Housing & Redevelopment
    Authority Single Family Mortgage
    Revenue Series C
    6.90% 12/1/21 (FNMA)                                   25,000        25,054
                                                                    -----------
                                                                      1,026,653
                                                                    -----------
State General Obligation Bonds - 8.56%
  Minnesota State 5.00% 8/1/21                          3,050,000     3,108,164
 +Minnesota State, Inverse Floater ROLs
    6.91% 11/1/16                                       2,000,000     2,189,080
    6.91% 11/1/17                                         500,000       537,845
                                                                    -----------
                                                                      5,835,089
                                                                    -----------
Territorial Revenue Bonds - 1.46%
 +Puerto Rico Electric Power Authority
    Revenue, Inverse Floater ROLs
    5.93% 7/1/19 (FSA)                                    500,000       492,670
  Puerto Rico Public Buildings Authority
    Revenue Series D 5.25% 7/1/27                         500,000       500,770
                                                                    -----------
                                                                        993,440
                                                                    -----------
Total Municipal Bonds (cost $64,903,153)                             66,126,691
                                                                    -----------

                                                        Principal      Market
                                                         Amount        Value
--------------------------------------------------------------------------------
Short-Term Investments - 3.30%
--------------------------------------------------------------------------------
Federated Minnesota Municipal Cash Trust                2,252,959   $ 2,252,959
                                                                    -----------
Total Short-Term Investments
  (cost $2,252,959)                                                   2,252,959
                                                                    -----------

Total Market Value of Securities - 100.29%
  (cost $67,156,112)                                                 68,379,650
Liabilities Net of Receivables and
  Other Assets - (0.29%)                                               (198,583)
                                                                    -----------
Net Assets Applicable to 6,415,078
  Shares Outstanding - 100.00%                                      $68,181,067
                                                                    -----------

Net Asset Value - Delaware Tax-Free Minnesota
  Intermediate Fund Class A
  ($57,635,498 / 5,424,384 Shares)                                       $10.63
                                                                         ------
Net Asset Value - Delaware Tax-Free Minnesota
  Intermediate Fund Class B
  ($4,001,570 / 375,725 Shares)                                          $10.65
                                                                         ------
Net Asset Value - Delaware Tax-Free Minnesota
  Intermediate Fund Class C
  ($6,543,999 / 614,969 Shares)                                          $10.64
                                                                         ------

Components of Net Assets at August 31, 2003:
Shares of beneficial interest
  (unlimited authorization - no par)                                $69,064,649
Undistributed net investment income                                       1,470
Accumulated net realized loss on investments                         (2,108,590)
Net unrealized appreciation of investments                            1,223,538
                                                                    -----------
Total net assets                                                    $68,181,067
                                                                    ===========

*For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

+An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of August 31, 2003.

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Indemnity Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by Financial Guaranty Insurance Company
FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN -- Insured by Radian Asset Assurance
ROLs - Residual Option Longs

Net Asset Value and Offering Price per Share -
  Delaware Tax-Free Minnesota Intermediate Fund
Net asset value Class A (A)                                              $10.63
Sales charge (2.75% of offering price,
  or 2.82% of amount invested per share) (B)                               0.30
                                                                         ------
Offering price                                                           $10.93
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements                     Delaware Minnesota High-Yield Municipal Bond Fund
  OF NET ASSETS (CONTINUED)    August 31, 2003


                                                        Principal      Market
                                                         Amount        Value
--------------------------------------------------------------------------------
Municipal Bonds - 98.05%
--------------------------------------------------------------------------------
Airline Revenue Bonds - 1.39%
  Minneapolis/St. Paul Metropolitan
    Airports Commission Special Facilities
    Revenue (Northwest Airlines, Inc.
    Project) Series A 7.00% 4/1/25 (AMT)               $1,000,000    $  830,120
                                                                    -----------
                                                                        830,120
                                                                    -----------
Airport Revenue Bonds - 3.33%
  Minneapolis/St. Paul Metropolitan
    Airports Commission Revenue
    5.00% 1/1/28 Series A (MBIA)                        2,000,000     1,997,080
                                                                    -----------
                                                                      1,997,080
                                                                    -----------
Continuing Care/Retirement Revenue Bonds - 22.52%
  Buhl Nursing Home Revenue (Forest
    Health Services Project) Series A
    6.75% 8/1/33                                        1,000,000       972,420
  Coon Rapids Senior Housing Revenue
    (Epiphany Senior Citizens Project)
    6.00% 11/1/28                                       2,455,000     2,050,244
  Mankato Health Facilities Revenue
    (Mankato Lutheran Homes Project)
    Series A 6.875% 10/1/26                               300,000       295,038
  Minneapolis Health Care Facility Revenue
    (Jones-Harrison Residence Project)
    6.00% 10/1/27                                       1,000,000       910,280
  Minnesota Agriculture & Economic
    Development Board Revenue
    (Benedictine Health Systems)
    5.75% 2/1/29                                        1,000,000       926,040
  Minnetonka Housing Facilities Revenue
    (Beacon Hill Senior Housing Project,
    Presbyterian Homes & Services)
    7.55% 6/1/19                                          200,000       201,638
  Moorhead Economic Development
    Authority Multifamily Revenue
    (Eventide Lutheran Home Project)
    Series B 6.00% 6/1/18                                 870,000       871,897
  Northfield Health Care Facilities Revenue
    (Northfield Retirement Center Project)
    Series A 6.00% 5/1/28                               1,405,000     1,315,473
  Oakdale Elderly Housing Revenue
    (PHM/Oakdale, Inc. Project)
    6.00% 3/1/28                                        1,800,000     1,703,448
  Perham Hospital District Senior
    Congregate Housing Facilities
    Revenue (Briarwood Project)
    6.25% 11/1/22                                         620,000       553,009
  Rochester Multifamily Revenue
    (Wedum Shorewood Campus)
    6.60% 6/1/36                                        1,000,000       987,970
  Shoreview Elderly Housing Revenue
    (PHM/Shoreview, Inc. Project)
    6.15% 12/1/33                                       1,250,000     1,216,750
  Twin Valley Congregate Housing Revenue
    (Living Options, Inc. Project)
    5.95% 11/1/28                                       1,825,000     1,496,135
                                                                    -----------
                                                                     13,500,342
                                                                    -----------
Corporate-Backed Revenue Bonds - 5.95%
  Cloquet Pollution Control Revenue
    (Potlatch Corp. Projects)
    5.90% 10/1/26                                       1,700,000     1,466,488

                                                        Principal      Market
                                                         Amount        Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Corporate-Backed Revenue Bonds (continued)
  International Falls Solid Waste Disposal
    Revenue (Boise Cascade Corp. Project)
    6.85% 12/1/29 (AMT)                                $1,000,000    $  985,370
  Red Wing Industrial Development
    Revenue (Kmart Corp. Project)
    5.50% 7/1/08                                          300,000       205,875
  Sartell Environmental Improvement
    Revenue (International Paper)
    Series A 5.20% 6/1/27                               1,000,000       903,990
                                                                    -----------
                                                                      3,561,723
                                                                    -----------
Higher Education Revenue Bonds - 6.56%
  Minnesota State Higher Education
    Facilities Authority Revenue
    (College of Art & Design)
    Series 5-D 6.75% 5/1/26                               500,000       535,185
    (St. Catherine College)
    Series 5-N1 5.375% 10/1/32                          2,500,000     2,488,925
    (St. Mary's College)
    Series 3-Q 6.15% 10/1/23                              900,000       909,333
                                                                    -----------
                                                                      3,933,443
                                                                    -----------
Hospital Revenue Bonds - 12.55%
  Bermidji Health Care Facilities First
    Meeting Revenue
    (North Country Health Services)
    5.00% 9/1/31 (RADIAN)                               1,100,000     1,087,735
  Minneapolis Health Care System
    Revenue Series A
    (Allina Health System)
    5.75% 11/15/32                                      2,500,000     2,556,250
    (Fairview Health Services)
    5.625% 5/15/32                                      2,450,000     2,483,222
  St. Paul Housing & Redevelopment
    Authority Hospital Revenue
    (Health East Project)
    Series A 5.70% 11/1/15                                800,000       742,840
    Series B 5.85% 11/1/17                                250,000       231,560
    Series B 6.625% 11/1/17                               425,000       423,559
                                                                    -----------
                                                                      7,525,166
                                                                    -----------
Investor Owned Utilities Revenue Bonds - 2.54%
  Bass Brook Pollution Control Revenue
    (Minnesota Power & Light Co.
    Project) 6.00% 7/1/22                               1,500,000     1,519,695
                                                                    -----------
                                                                      1,519,695
                                                                    -----------
Multi Family Housing Revenue Bonds - 22.92%
  Brooklyn Center Multifamily Housing
    Revenue (Four Courts Apartments
    Project) Series A 7.50% 6/1/25 (AMT)                  370,000       344,196
  Chanhassen Multifamily Housing
    Revenue (Heritage Park Project-
    Section 8) 6.20% 7/1/30 (FHA) (AMT)                   300,000       304,452
  Chaska Multifamily Housing Revenue
    (West Suburban Housing Partners
    Project) 5.875% 3/1/31 (AMT)                        1,000,000       885,580
  Coon Rapids Multifamily Housing
    Revenue (Browns Meadow
    Manor Project) Series A
    4.70% 1/1/38 (FHA) (AMT)                            1,000,000       899,700

Statements                     Delaware Minnesota High-Yield Municipal Bond Fund
  OF NET ASSETS (CONTINUED)


                                                        Principal      Market
                                                         Amount        Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Multi Family Housing Revenue Bonds (continued)
  Hutchinson Multifamily Housing
    Revenue (Evergreen Apartments
    Project-Section 8) 5.75% 11/1/28                   $2,200,000   $ 2,014,408
  Little Canada Multifamily Housing
    Revenue (Housing Alternative
    Development Co. Project)
    Series A 6.25% 12/1/27                              1,250,000     1,200,188
  Minneapolis Multifamily
    Housing Revenue
    (Grant Street Apartments Project)
    Series A 7.25% 11/1/29                              2,085,000     2,025,306
    (Olson Townhomes Project)
    6.00% 12/1/19 (AMT)                                 1,675,000     1,644,163
  St. Anthony Multifamily Housing
    Revenue (Chandler Place Project)
    Series A 6.05% 11/20/16 (FHA)(GNMA)                   135,000       147,425
  St. Cloud Housing & Redevelopment
    Authority Revenue (Sterling
    Heights Apartments Project)
    7.55% 4/1/39 (AMT)                                  1,530,000     1,494,795
  St. Paul Housing & Redevelopment
    Authority Multifamily Housing
    Revenue (Grotto Housing Project)
    5.50% 9/20/44 (GNMA)                                  750,000       743,925
  Stillwater Multifamily Revenue
    (Stillwater Cottages Project) Series A
    6.75% 11/1/11                                         205,000       206,482
    7.00% 11/1/16 (AMT)                                   680,000       672,432
    7.00% 11/1/27                                         340,000       327,332
  Washington County Housing &
    Redevelopment Authority
    Governmental Revenue (Briar
    Pond Project) Series B
    7.125% 8/20/34 (GNMA)                                 870,000       825,439
                                                                    -----------
                                                                     13,735,823
                                                                    -----------
Municipal Lease Revenue Bonds - 3.36%
  Beltrami County Housing &
    Redevelopment Authority Revenue
    6.10% 2/1/12                                          460,000       471,873
  Hibbing Economic Development
    Authority Revenue (Hibbing Lease
    Obligation Project) 6.40% 2/1/12                      530,000       519,723
  Rice County Certificates of Participation
    Series A 6.00% 12/1/21                                125,000       128,796
  St. Paul Housing & Redevelopment
    Authority Lease Revenue (Acorn
    Dual Language Community Project)
    6.60% 11/1/24                                       1,000,000       890,130
                                                                    -----------
                                                                      2,010,522
                                                                    -----------
Political Subdivision General Obligation Bonds - 2.54%
  Perham Disposal System
    6.00% 5/1/22 (AMT)                                  1,500,000     1,519,605
                                                                    -----------
                                                                      1,519,605
                                                                    -----------
*Pre-Refunded Bonds - 3.34%
  Andover Commercial Development
    Revenue (Downtown Center Project)
    Series A 7.00% 12/1/12-03                           1,640,000     1,696,514

--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
 *Pre-Refunded Bonds (continued)
    Glencoe Health Care Revenue
    6.40% 12/1/15-05                                   $  275,000    $  303,295
                                                                    -----------
                                                                      1,999,809
                                                                    -----------
Public Power Revenue Bonds - 1.82%
  Southern Minnesota Municipal Power
    Agency Supply System Revenue
    Series A 5.25% 1/1/16 (AMBAC)                       1,000,000     1,089,670
                                                                    -----------
                                                                      1,089,670
                                                                    -----------
Recreational Area Revenue Bonds - 0.58%
  Woodbury Gross Revenue (Golf Course
    Bonds) 6.75% 2/1/22                                   365,000       347,111
                                                                    -----------
                                                                        347,111
                                                                    -----------
Single Family Housing Revenue Bonds - 2.70%
  Minnesota State Housing Finance
    Agency Single Family Mortgage
    Series E 6.25% 1/1/23 (AMT)                            55,000        56,761
    Series J 5.90% 7/1/28 (AMT)                         1,465,000     1,497,288
    Series M 5.875% 1/1/17                                 60,000        62,815
                                                                    -----------
                                                                      1,616,864
                                                                    -----------
State General Obligation Bonds - 1.80%
 +Minnesota State, Inverse Floater ROLs
    6.91% 11/1/17                                       1,000,000     1,075,690
                                                                    -----------
                                                                      1,075,690
                                                                    -----------
Tax Increment/Special Assessment Bonds - 1.65%
  St. Paul Housing & Redevelopment
    Authority Tax Increment
    (Upper Landing Project)
    Series A 6.80% 3/1/29                               1,000,000       988,660
                                                                    -----------
                                                                        988,660
                                                                    -----------
Territorial Revenue Bonds - 2.50%
  Puerto Rico Commonwealth Highway &
    Transportation Authority
    Transportation Revenue Series D
    5.25% 7/1/38                                          500,000       495,615
  Puerto Rico Electric Power Authority
    Revenue Series II 5.25% 7/1/31                      1,000,000     1,000,310
                                                                    -----------
                                                                      1,495,925
                                                                    -----------
Total Municipal Bonds (cost $60,545,989)                             58,747,248
                                                                    -----------

                                                        Number of
                                                         Shares
--------------------------------------------------------------------------------
Short-Term Investments - 0.42%
--------------------------------------------------------------------------------
Federated Minnesota Municipal Cash Trust                  250,264       250,264
                                                                    -----------
Total Short-Term Investments
  (cost $250,264)                                                       250,264
                                                                    -----------

Statements                     Delaware Minnesota High-Yield Municipal Bond Fund
  OF NET ASSETS (CONTINUED)


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Market Value of Securities - 98.47%
  (cost $60,796,253)                                                $58,997,512
Receivables and Other Assets
  Net of Liabilities - 1.53%                                            913,860
                                                                    -----------
Net Assets Applicable to 6,040,460
  Shares Outstanding - 100.00%                                      $59,911,372
                                                                    ===========

Net Asset Value - Delaware Minnesota
  High-Yield Municipal Bond Fund Class A
  ($36,644,367 / 3,697,050 Shares)                                        $9.91
                                                                          -----
Net Asset Value - Delaware Minnesota
  High-Yield Municipal Bond Fund Class B
  ($12,513,407 / 1,260,298 Shares)                                        $9.93
                                                                          -----
Net Asset Value - Delaware Minnesota
  High-Yield Municipal Bond Fund Class C
  ($10,753,598 / 1,083,112 Shares)                                        $9.93
                                                                          -----


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Components of Net Assets at August 31, 2003:
Shares of beneficial interest
  (unlimited authorization - no par)                                $63,877,311
Accumulated net realized loss on investments                         (2,167,198)
Net unrealized depreciation of investments                           (1,798,741)
                                                                    -----------
Total net assets                                                    $59,911,372
                                                                    ===========

*For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

+An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of August 31, 2003.

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Indemnity Corporation
AMT - Subject to Alternative Minimum Tax
FHA - Insured by the Federal Housing Administration
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN --Insured by Radian Asset Assurance
ROLs - Residual Option Longs

Net Asset Value and Offering Price per Share -
Delaware Minnesota High-Yield Municipal Bond Fund
Net asset value Class A (A)                                              $ 9.91
Sales charge (4.50% of offering price,
or 4.74% of amount invested per share) (B)                                 0.47
                                                                         ------
Offering price                                                           $10.38
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements                               Delaware Minnesota Municipal Bond Funds
  OF OPERATIONS                          Year Ended August 31, 2003

                                                            Delaware         Delaware            Delaware            Delaware
                                                            Tax-Free    Tax-Free Minnesota  Tax-Free Minnesota  Minnesota High-Yield
                                                         Minnesota Fund    Insured Fund     Intermediate Fund    Municipal Bond Fund
Investment Income:
  Interest                                                 $22,263,363      $14,446,722          $3,336,757          $3,657,164
                                                           -----------      -----------          ----------          ----------

Expenses:
  Management fees                                            2,085,202        1,326,132             321,881             322,838
  Distribution expenses -- Class A                             881,282          600,980             129,521              90,569
  Distribution expenses -- Class B                             173,135          155,249              34,531             128,924
  Distribution expenses -- Class C                              92,992           92,295              56,475              95,095
  Dividend disbursing and transfer agent fees and expenses     215,321          149,208              44,614              42,241
  Accounting and administration expenses                       168,907          118,096              28,604              26,056
  Registration fees                                             28,250           21,700              24,345               6,000
  Reports and statements to shareholders                        49,992           39,084              12,408               8,280
  Professional fees                                             57,991           43,600              10,442              11,744
  Custodian fees                                                17,937           15,810               3,358              30,700
  Trustees' fees                                                21,100           12,880               9,057               3,000
  Other                                                        104,146           75,357              14,961              15,760
                                                           -----------      -----------          ----------          ----------
                                                             3,896,255        2,650,391             690,197             781,207
                                                           -----------      -----------          ----------          ----------
  Less expenses absorbed or waived                                  --               --             (13,205)           (171,544)
  Less waived distribution expenses -- Class A                      --               --             (46,773)                 --
  Less expenses paid indirectly                                 (9,530)          (7,342)             (1,777)             (1,679)
                                                           -----------      -----------          ----------          ----------
  Total expenses                                             3,886,725        2,643,049             628,442             607,984
                                                           -----------      -----------          ----------          ----------
Net Investment Income                                       18,376,638       11,803,673           2,708,315           3,049,180
                                                           -----------      -----------          ----------          ----------

Net Realized and Unrealized Gain (Loss) on Investments:
  Net realized gain (loss) on investments                    4,703,590        2,440,481             121,249            (441,678)
  Net change in unrealized appreciation/depreciation
    of investments                                          (9,247,345)      (7,468,306)           (834,692)            259,426
                                                           -----------      -----------          ----------          ----------
Net Realized and Unrealized Loss on Investments             (4,543,755)      (5,027,825)           (713,443)           (182,252)
                                                           -----------      -----------          ----------          ----------

Net Increase in Net Assets Resulting from Operations       $13,832,883      $ 6,775,848          $1,994,872          $2,866,928
                                                           ===========      ===========          ==========          ==========

See accompanying notes

Statements                               Delaware Minnesota Municipal Bond Funds
  OF CHANGES IN NET ASSETS

                                                                      Delaware Tax-Free               Delaware Tax-Free
                                                                       Minnesota Fund               Minnesota Insured Fund

                                                                         Year Ended                      Year Ended
                                                                   8/31/03        8/31/02           8/31/03       8/31/02
Increase (Decrease) in Net Assets from Operations:
  Net investment income                                         $ 18,376,638   $ 19,002,863      $ 11,803,673   $ 11,943,243
  Net realized gain on investments                                 4,703,590        589,019         2,440,481        722,262
  Net change in unrealized
    appreciation/depreciation of investments                      (9,247,345)       565,559        (7,468,306)       240,814
                                                                ------------   ------------      ------------   ------------
  Net increase in net assets resulting from operations            13,832,883     20,157,441         6,775,848     12,906,319
                                                                ------------   ------------      ------------   ------------

Dividends and Distributions to Shareholders from:
  Net Investment Income:
    Class A                                                      (17,359,077)   (17,911,817)      (10,931,097)   (11,176,754)
    Class B                                                         (721,989)      (707,294)         (589,404)      (524,370)
    Class C                                                         (387,137)      (284,214)         (348,888)      (196,922)

Net realized gain on investments:
    Class A                                                         (252,735)            --                --             --
    Class B                                                          (12,269)            --                --             --
    Class C                                                           (5,766)            --                --             --
                                                                ------------   ------------      ------------   ------------
                                                                 (18,738,973)   (18,903,325)      (11,869,389)   (11,898,046)
                                                                ------------   ------------      ------------   ------------
Capital Share Transactions:
  Proceeds from shares sold:
    Class A                                                       20,342,994     16,869,206        14,811,513     10,427,770
    Class B                                                        2,106,724      2,632,871         3,424,019      2,661,996
    Class C                                                        3,551,273      2,604,707         6,800,660      2,822,791

Net asset value of shares issued upon reinvestment
  of dividends and distributions:
    Class A                                                       10,937,095     11,179,488         7,014,830      7,231,300
    Class B                                                          495,977        471,933           430,103        373,487
    Class C                                                          299,072        217,770           235,167        151,192
                                                                ------------   ------------      ------------   ------------
                                                                  37,733,135     33,975,975        32,716,292     23,668,536
                                                                ------------   ------------      ------------   ------------
Cost of shares repurchased:
    Class A                                                      (43,234,963)   (35,702,678)      (25,326,599)   (21,492,616)
    Class B                                                       (3,026,712)    (2,059,640)       (2,239,993)    (1,496,479)
    Class C                                                       (1,226,713)    (1,223,771)         (892,572)    (1,213,668)
                                                                ------------   ------------      ------------   ------------
                                                                 (47,488,388)   (38,986,089)      (28,459,164)   (24,202,763)
                                                                ------------   ------------      ------------   ------------
Increase in net assets derived from capital share transactions    (9,755,253)    (5,010,114)        4,257,128       (534,227)
                                                                ------------   ------------      ------------   ------------
Net Increase (Decrease) in Net Assets                            (14,661,343)    (3,755,998)         (836,413)       474,046

Net Assets:
    Beginning of year                                            381,245,789    385,001,787       260,187,841    259,713,795
                                                                ------------   ------------      ------------   ------------
    End of year                                                 $366,584,446   $381,245,789      $259,351,428   $260,187,841
                                                                ============   ============      ============   ============

See accompanying notes

Statements                               Delaware Minnesota Municipal Bond Funds
  OF CHANGES IN NET ASSETS (CONTINUED)

                                                                      Delaware Tax-Free         Delaware Minnesota High-Yield
                                                                Minnesota Intermediate Fund          Municipal Bond Fund

                                                                         Year Ended                      Year Ended
                                                                   8/31/03        8/31/02           8/31/03       8/31/02
Increase (Decrease) in Net Assets from Operations:
  Net investment income                                          $ 2,708,315    $ 2,606,574       $ 3,049,180    $ 3,032,627
  Net realized gain (loss) on investments                            121,249       (371,946)         (441,678)      (265,718)
  Net change in unrealized appreciation/depreciation of
    investments                                                     (834,692)     1,111,501           259,426        565,582
                                                                ------------   ------------      ------------   ------------
  Net increase in net assets resulting from operations             1,994,872      3,346,129         2,866,928      3,332,491
                                                                ------------   ------------      ------------   ------------

Dividends and Distributions to Shareholders from:
  Net Investment Income:
    Class A                                                       (2,403,125)    (2,352,222)       (2,027,800)    (2,008,681)
    Class B                                                         (120,101)       (91,385)         (625,130)      (665,433)
    Class C                                                         (196,496)      (150,720)         (458,610)      (369,795)
                                                                ------------   ------------      ------------   ------------
                                                                  (2,719,722)    (2,594,327)       (3,111,540)    (3,043,909)
                                                                ------------   ------------      ------------   ------------
Capital Share Transactions:
  Proceeds from shares sold:
    Class A                                                       10,958,724      7,136,136         5,099,181      3,612,856
    Class B                                                        1,577,749      1,246,593         1,173,857      1,749,876
    Class C                                                        3,741,280      2,492,197         3,744,773      2,087,799

  Net asset value of shares issued upon reinvestment of
    dividends and distributions:
    Class A                                                        1,833,098      1,785,882         1,128,540      1,136,703
    Class B                                                           75,061         48,722           357,176        377,589
    Class C                                                          154,874        136,215           270,604        217,254
                                                                ------------   ------------      ------------   ------------
                                                                  18,340,786     12,845,745        11,774,131      9,182,077
                                                                ------------   ------------      ------------   ------------
  Cost of shares repurchased:
    Class A                                                       (5,595,854)    (7,630,163)       (4,314,157)    (4,666,875)
    Class B                                                         (454,699)      (920,238)       (2,339,040)    (1,750,937)
    Class C                                                       (2,156,934)      (865,466)       (1,049,878)    (1,322,121)
                                                                ------------   ------------      ------------   ------------
                                                                  (8,207,487)    (9,415,867)       (7,703,075)    (7,739,933)
                                                                ------------   ------------      ------------   ------------
Increase in net assets derived from capital share
  transactions                                                    10,133,299      3,429,878         4,071,056      1,442,144
                                                                ------------   ------------      ------------   ------------
Net Increase in Net Assets                                         9,408,449      4,181,680         3,826,444      1,730,726

Net Assets:
  Beginning of year                                               58,772,618     54,590,938        56,084,928     54,354,202
                                                                ------------   ------------      ------------   ------------
  End of year                                                    $68,181,067    $58,772,618       $59,911,372    $56,084,928
                                                                ============   ============      ============   ============

See accompanying notes

Financial
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                          Delaware Tax-Free Minnesota Fund Class A
----------------------------------------------------------------------------------------------------------------------------
                                                                                          Year Ended
                                                                   8/31/03    8/31/02(2)    8/31/01     8/31/00      8/31/99
Net asset value, beginning of period                               $12.610     $12.570      $12.120     $12.230      $13.020

Income (loss) from investment operations:
Net investment income                                                0.622       0.634        0.615       0.617        0.628
Net realized and unrealized gain (loss) on investments              (0.148)      0.037        0.450      (0.110)      (0.752)
                                                                   -------     -------      -------     -------      -------
Total from investment operations                                     0.474       0.671        1.065       0.507       (0.124)
                                                                   -------     -------      -------     -------      -------

Less dividends and distributions from:
Net investment income                                               (0.625)     (0.631)      (0.615)     (0.617)      (0.626)
Net realized gain on investments                                    (0.009)         --           --          --       (0.040)
                                                                   -------     -------      -------     -------      -------
Total dividends and distributions                                   (0.634)     (0.631)      (0.615)     (0.617)      (0.666)
                                                                   -------     -------      -------     -------      -------

Net asset value, end of period                                     $12.450     $12.610      $12.570     $12.120      $12.230
                                                                   =======     =======      =======     =======      =======

Total return(1)                                                      3.80%       5.54%        9.02%       4.39%       (1.06%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                           $340,029    $356,522     $363,033    $355,573     $394,144
Ratio of expenses to average net assets                              0.97%       0.98%        1.00%       1.01%        0.94%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly           0.97%       0.98%        1.00%       1.06%        0.94%
Ratio of net investment income to average net assets                 4.90%       5.11%        5.00%       5.20%        4.89%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly           4.90%       5.11%        5.00%       5.15%        4.89%
Portfolio turnover                                                     27%         13%          10%         35%          17%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager, as applicable. An expense limitation was in effect for all classes through August 31, 2001. Performance would have been lower had the expense limitation not been in effect.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of $0.003, a decrease in net realized and unrealized gain (loss) per share of $0.003, and an increase in the ratio of net investment income to average net assets of 0.03%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflected this change in accounting.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                          Delaware Tax-Free Minnesota Fund Class B
----------------------------------------------------------------------------------------------------------------------------
                                                                                          Year Ended
                                                                   8/31/03    8/31/02(2)    8/31/01     8/31/00      8/31/99
Net asset value, beginning of period                               $12.620     $12.580      $12.120     $12.240      $13.020

Income (loss) from investment operations:
Net investment income                                                0.529       0.540        0.523       0.525        0.527
Net realized and unrealized gain (loss) on investments              (0.150)      0.037        0.460      (0.120)      (0.740)
                                                                   -------     -------      -------     -------      -------
Total from investment operations                                     0.379       0.577        0.983       0.405       (0.213)
                                                                   -------     -------      -------     -------      -------

Less dividends and distributions from:
Net investment income                                               (0.530)     (0.537)      (0.523)     (0.525)      (0.527)
Net realized Gain on investments                                    (0.009)         --           --          --       (0.040)
                                                                   -------     -------      -------     -------      -------
Total dividends and distributions                                   (0.539)     (0.537)      (0.523)     (0.525)      (0.567)
                                                                   -------     -------      -------     -------      -------

Net asset value, end of period                                     $12.460     $12.620      $12.580     $12.120      $12.240
                                                                   =======     =======      =======     =======      =======

Total return(1)                                                      3.02%       4.75%        8.29%       3.50%       (1.74%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                            $16,394     $17,043      $15,927     $13,412      $13,312
Ratio of expenses to average net assets                              1.72%       1.73%        1.75%       1.76%        1.69%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly           1.72%       1.73%        1.75%       1.81%        1.69%
Ratio of net investment income to average net assets                 4.15%       4.36%        4.25%       4.45%        4.14%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly           4.15%       4.36%        4.25%       4.40%        4.14%
Portfolio turnover                                                     27%         13%          10%         35%          17%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager, as applicable. An expense limitation was in effect for all classes through August 31, 2001. Performance would have been lower had the expense limitation not been in effect.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of $0.003, a decrease in net realized and unrealized gain (loss) per share of $0.003, and an increase in the ratio of net investment income to average net assets of 0.03%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflected this change in accounting.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                          Delaware Tax-Free Minnesota Fund Class C
----------------------------------------------------------------------------------------------------------------------------
                                                                                          Year Ended
                                                                   8/31/03    8/31/02(2)    8/31/01     8/31/00      8/31/99
Net asset value, beginning of period                               $12.640     $12.590      $12.140     $12.250      $13.040

Income (loss) from investment operations:
Net investment income                                                0.529       0.540        0.523       0.527        0.536
Net realized and unrealized gain (loss) on investments              (0.151)      0.047        0.450      (0.110)      (0.756)
                                                                   -------     -------      -------     -------      -------
Total from investment operations                                     0.378       0.587        0.973       0.417       (0.220)
                                                                   -------     -------      -------     -------      -------

Less dividends and distributions from:
Net investment income                                               (0.529)     (0.537)      (0.523)     (0.527)      (0.530)
Net realized gain on investments                                    (0.009)         --           --          --       (0.040)
                                                                   -------     -------      -------     -------      -------
Total dividends and distributions                                   (0.538)     (0.537)      (0.523)     (0.527)      (0.570)
                                                                   -------     -------      -------     -------      -------

Net asset value, end of period                                     $12.480     $12.640      $12.590     $12.140      $12.250
                                                                   =======     =======      =======     =======      =======

Total return(1)                                                      3.01%       4.82%        8.20%       3.60%       (1.80%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                            $10,161      $7,682       $6,042      $6,156       $6,814
Ratio of expenses to average net assets                              1.72%       1.73%        1.75%       1.76%        1.69%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly           1.72%       1.73%        1.75%       1.81%        1.69%
Ratio of net investment income to average net assets                 4.15%       4.36%        4.25%       4.45%        4.14%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly           4.15%       4.36%        4.25%       4.40%        4.14%
Portfolio turnover                                                     27%         13%          10%         35%          17%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager, as applicable. An expense limitation was in effect for all classes through August 31, 2001. Performance would have been lower had the expense limitation not been in effect.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of $0.003, a decrease in net realized and unrealized gain (loss) per share of $0.003, and an increase in the ratio of net investment income to average net assets of 0.03%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflected this change in accounting.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                     Delaware Tax-Free Minnesota Insured Fund Class A
----------------------------------------------------------------------------------------------------------------------------
                                                                                          Year Ended
                                                                   8/31/03    8/31/02(2)    8/31/01     8/31/00      8/31/99
Net asset value, beginning of period                               $10.940     $10.900      $10.480     $10.520      $11.050

Income (loss) from investment operations:
Net investment income                                                0.498       0.514        0.514       0.507        0.518
Net realized and unrealized gain (loss) on investments              (0.197)      0.038        0.421      (0.041)      (0.530)
                                                                   -------     -------      -------     -------      -------
Total from investment operations                                     0.301       0.552        0.935       0.466       (0.012)
                                                                   -------     -------      -------     -------      -------

Less dividends and distributions from:
Net investment income                                               (0.501)     (0.512)      (0.515)     (0.506)      (0.518)
                                                                   -------     -------      -------     -------      -------
Total dividends and distributions                                   (0.501)     (0.512)      (0.515)     (0.506)      (0.518)
                                                                   -------     -------      -------     -------      -------

Net asset value, end of period                                     $10.740     $10.940      $10.900     $10.480      $10.520
                                                                   =======     =======      =======     =======      =======

Total return(1)                                                      2.75%       5.25%        9.14%       4.63%       (0.17%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                           $231,738    $239,763     $242,716    $238,486     $268,507
Ratio of expenses to average net assets                              0.93%       0.96%        0.90%       1.00%        0.94%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly           0.93%       0.96%        0.90%       1.01%        0.94%
Ratio of net investment income to average net assets                 4.52%       4.78%        4.82%       4.93%        4.74%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly           4.52%       4.78%        4.82%       4.92%        4.74%
Portfolio turnover                                                     30%         15%           7%         35%           4%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets of 0.02%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflected this change in accounting.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                     Delaware Tax-Free Minnesota Insured Fund Class B
----------------------------------------------------------------------------------------------------------------------------
                                                                                          Year Ended
                                                                   8/31/03    8/31/02(2)    8/31/01     8/31/00      8/31/99
Net asset value, beginning of period                               $10.940     $10.890      $10.470     $10.510      $11.040

Income (loss) from investment operations:
Net investment income                                                0.415       0.433        0.434       0.431        0.436
Net realized and unrealized gain (loss) on investments              (0.207)      0.048        0.422      (0.042)      (0.529)
                                                                   -------     -------      -------     -------      -------
Total from investment operations                                     0.208       0.481        0.856       0.389       (0.093)
                                                                   -------     -------      -------     -------      -------

Less dividends and distributions from:
Net investment income                                               (0.418)     (0.431)      (0.436)     (0.429)      (0.437)
                                                                   -------     -------      -------     -------      -------
Total dividends and distributions                                   (0.418)     (0.431)      (0.436)     (0.429)      (0.437)
                                                                   -------     -------      -------     -------      -------

Net asset value, end of period                                     $10.730     $10.940      $10.890     $10.470      $10.510
                                                                   =======     =======      =======     =======      =======

Total return(1)                                                      1.89%       4.56%        8.34%       3.86%       (0.91%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                            $15,647     $14,341      $12,732     $10,491      $11,827
Ratio of expenses to average net assets                              1.68%       1.71%        1.65%       1.75%        1.69%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly           1.68%       1.71%        1.65%       1.76%        1.69%
Ratio of net investment income to average net assets                 3.77%       4.03%        4.07%       4.18%        3.99%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly           3.77%       4.03%        4.07%       4.17%        3.99%
Portfolio turnover                                                     30%         15%           7%         35%           4%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets of 0.02%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflected this change in accounting.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                     Delaware Tax-Free Minnesota Insured Fund Class C
----------------------------------------------------------------------------------------------------------------------------
                                                                                          Year Ended
                                                                   8/31/03    8/31/02(2)    8/31/01     8/31/00      8/31/99
Net asset value, beginning of period                               $10.950     $10.910      $10.480     $10.520      $11.050

Income (loss) from investment operations:
Net investment income                                                0.414       0.433        0.434       0.431        0.438
Net realized and unrealized gain (loss) on investments              (0.197)      0.038        0.432      (0.042)      (0.531)
                                                                   -------     -------      -------     -------      -------
Total from investment operations                                     0.217       0.471        0.866       0.389       (0.093)
                                                                   -------     -------      -------     -------      -------

Less dividends and distributions from:
Net investment income                                               (0.417)     (0.431)      (0.436)     (0.429)      (0.437)
                                                                   -------     -------      -------     -------      -------
Total dividends and distributions                                   (0.417)     (0.431)      (0.436)     (0.429)      (0.437)
                                                                   -------     -------      -------     -------      -------

Net asset value, end of period                                     $10.750     $10.950      $10.910     $10.480      $10.520
                                                                   =======     =======      =======     =======      =======

Total return(1)                                                      1.97%       4.46%        8.42%       3.85%       (0.91%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                            $11,966      $6,083       $4,265      $3,615       $4,253
Ratio of expenses to average net assets                              1.68%       1.71%        1.65%       1.75%        1.69%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly           1.68%       1.71%        1.65%       1.76%        1.69%
Ratio of net investment income to average net assets                 3.77%       4.03%        4.07%       4.18%        3.99%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly           3.77%       4.03%        4.07%       4.17%        3.99%
Portfolio turnover                                                     30%         15%           7%         35%           4%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets of 0.02%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflected this change in accounting.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                     Delaware Tax-Free Minnesota Intermediate Fund Class A
----------------------------------------------------------------------------------------------------------------------------
                                                                                          Year Ended
                                                                   8/31/03    8/31/02(2)    8/31/01     8/31/00      8/31/99
Net asset value, beginning of period                               $10.720     $10.580      $10.350     $10.610      $11.160

Income (loss) from investment operations:
Net investment income                                                0.469       0.512        0.526       0.538        0.541
Net realized and unrealized gain (loss) on investments              (0.088)      0.138        0.230      (0.260)      (0.550)
                                                                   -------     -------      -------     -------      -------
Total from investment operations                                     0.381       0.650        0.756       0.278       (0.009)
                                                                   -------     -------      -------     -------      -------

Less dividends and distributions from:
Net investment income                                               (0.471)     (0.510)      (0.526)     (0.538)      (0.541)
                                                                   -------     -------      -------     -------      -------
Total dividends and distributions                                   (0.471)     (0.510)      (0.526)     (0.538)      (0.541)
                                                                   -------     -------      -------     -------      -------

Net asset value, end of period                                     $10.630     $10.720      $10.580     $10.350      $10.610
                                                                   =======     =======      =======     =======      =======

Total return(1)                                                      3.59%       6.34%        7.50%       2.77%       (0.14%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                            $57,635     $51,034      $49,089     $46,523      $56,222
Ratio of expenses to average net assets                              0.86%       0.85%        0.90%       0.93%        0.79%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly           0.96%       0.85%        0.93%       0.95%        0.79%
Ratio of net investment income to average net assets                 4.32%       4.86%        5.04%       5.22%        4.91%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly           4.22%       4.86%        5.01%       5.20%        4.91%
Portfolio turnover                                                     23%         35%          24%          9%          13%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of less than $0.001, a decrease in net realized and unrealized gain (loss) per share of less than $0.001, and an increase in the ratio of net investment income to average net assets of less than $0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflected this change in accounting.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                     Delaware Tax-Free Minnesota Intermediate Fund Class B
----------------------------------------------------------------------------------------------------------------------------
                                                                                          Year Ended
                                                                   8/31/03    8/31/02(2)    8/31/01     8/31/00      8/31/99
Net asset value, beginning of period                               $10.740     $10.600      $10.370     $10.630      $11.180

Income (loss) from investment operations:
Net investment income                                                0.377       0.423        0.438       0.451        0.450
Net realized and unrealized gain (loss) on investments              (0.088)      0.137        0.232      (0.262)      (0.552)
                                                                   -------     -------      -------     -------      -------
Total from investment operations                                     0.289       0.560        0.670       0.189       (0.102)
                                                                   -------     -------      -------     -------      -------

Less dividends and distributions from:
Net investment income                                               (0.379)     (0.420)      (0.440)     (0.449)      (0.448)
                                                                   -------     -------      -------     -------      -------
Total dividends and distributions                                   (0.379)     (0.420)      (0.440)     (0.449)      (0.448)
                                                                   -------     -------      -------     -------      -------

Net asset value, end of period                                     $10.650     $10.740      $10.600     $10.370      $10.630
                                                                   =======     =======      =======     =======      =======

Total return(1)                                                      2.70%       5.43%        6.59%       1.89%       (0.98%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                             $4,002      $2,852       $2,443      $2,380       $2,878
Ratio of expenses to average net assets                              1.71%       1.70%        1.75%       1.78%        1.64%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly           1.73%       1.70%        1.78%       1.80%        1.64%
Ratio of net investment income to average net assets                 3.47%       4.01%        4.19%       4.37%        4.06%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly           3.45%       4.01%        4.16%       4.35%        4.06%
Portfolio turnover                                                     23%         35%          24%          9%          13%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of less than $0.001, a decrease in net realized and unrealized gain (loss) per share of less than $0.001, and an increase in the ratio of net investment income to average net assets of less than $0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflected this change in accounting.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                     Delaware Tax-Free Minnesota Intermediate Fund Class C
----------------------------------------------------------------------------------------------------------------------------
                                                                                          Year Ended
                                                                   8/31/03    8/31/02(2)    8/31/01     8/31/00      8/31/99
Net asset value, beginning of period                               $10.730     $10.590      $10.360     $10.610      $11.170

Income (loss) from investment operations:
Net investment income                                                0.377       0.423        0.437       0.451        0.449
Net realized and unrealized gain (loss) on investments              (0.088)      0.137        0.233      (0.253)      (0.561)
                                                                   -------     -------      -------     -------      -------
Total from investment operations                                     0.289       0.560        0.670       0.198       (0.112)
                                                                   -------     -------      -------     -------      -------

Less dividends and distributions from:
Net investment income                                               (0.379)     (0.420)      (0.440)     (0.448)      (0.448)
                                                                   -------     -------      -------     -------      -------
Total dividends and distributions                                   (0.379)     (0.420)      (0.440)     (0.448)      (0.448)
                                                                   -------     -------      -------     -------      -------

Net asset value, end of period                                     $10.640     $10.730      $10.590     $10.360      $10.610
                                                                   =======     =======      =======     =======      =======

Total return(1)                                                      2.71%       5.44%        6.59%       1.98%       (1.08%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                             $6,544      $4,887       $3,059      $2,358       $2,293
Ratio of expenses to average net assets                              1.71%       1.70%        1.75%       1.78%        1.64%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly           1.73%       1.70%        1.78%       1.80%        1.64%
Ratio of net investment income to average net assets                 3.47%       4.01%        4.19%       4.37%        4.06%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly           3.45%       4.01%        4.16%       4.35%        4.06%
Portfolio turnover                                                     23%         35%          24%          9%          13%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of less than $0.001, a decrease in net realized and unrealized gain (loss) per share of less than $0.001, and an increase in the ratio of net investment income to average net assets of less than $0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflected this change in accounting.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                  Delaware Minnesota High-Yield Municipal Bond Fund Class A
----------------------------------------------------------------------------------------------------------------------------
                                                                                          Year Ended
                                                                   8/31/03    8/31/02(2)    8/31/01     8/31/00      8/31/99
Net asset value, beginning of period                                $9.950      $9.900       $9.650     $10.210      $10.810

Income (loss) from investment operations:
Net investment income                                                0.550       0.586        0.581       0.576        0.583
Net realized and unrealized gain (loss) on investments              (0.030)      0.056        0.243      (0.564)      (0.603)
                                                                    ------      ------       ------      ------      -------
Total from investment operations                                     0.520       0.642        0.824       0.012       (0.020)
                                                                    ------      ------       ------      ------      -------

Less dividends and distributions from:
Net investment income                                               (0.560)     (0.592)      (0.574)     (0.572)      (0.580)
                                                                    ------      ------       ------      ------      -------
Total dividends and distributions                                   (0.560)     (0.592)      (0.574)     (0.572)      (0.580)
                                                                    ------      ------       ------      ------      -------

Net asset value, end of period                                      $9.910      $9.950       $9.900      $9.650      $10.210
                                                                    ======      ======       ======      ======      =======

Total return(1)                                                      5.33%       6.74%        8.84%       0.32%       (0.27%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                            $36,644     $34,867      $34,615     $35,689      $41,813
Ratio of expenses to average net assets                              0.75%       0.75%        0.75%       0.75%        0.57%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly           1.04%       1.01%        0.94%       1.14%        1.07%
Ratio of net investment income to average net assets                 5.48%       5.98%        6.01%       5.99%        5.46%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly           5.19%       5.72%        5.82%       5.60%        4.96%
Portfolio turnover                                                     32%         33%          13%          8%          35%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of $0.001, a decrease in net realized and unrealized gain (loss) per share of $0.001, and an increase in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflected this change in accounting.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                  Delaware Minnesota High-Yield Municipal Bond Fund Class B
----------------------------------------------------------------------------------------------------------------------------
                                                                                          Year Ended
                                                                   8/31/03    8/31/02(2)    8/31/01     8/31/00      8/31/99
Net asset value, beginning of period                                $9.970      $9.910       $9.650     $10.210      $10.810

Income (loss) from investment operations:
Net investment income                                                0.475       0.513        0.509       0.504        0.507
Net realized and unrealized gain (loss) on investments              (0.030)      0.063        0.248      (0.570)      (0.604)
                                                                    ------      ------       ------      ------      -------
Total from investment operations                                     0.445       0.576        0.757      (0.066)      (0.097)
                                                                    ------      ------       ------      ------      -------

Less dividends and distributions from:
Net investment income                                               (0.485)     (0.516)      (0.497)     (0.494)      (0.503)
                                                                    ------      ------       ------      ------      -------
Total dividends and distributions                                   (0.485)     (0.516)      (0.497)     (0.494)      (0.503)
                                                                    ------      ------       ------      ------      -------

Net asset value, end of period                                      $9.930      $9.970       $9.910      $9.650      $10.210
                                                                    ======      ======       ======      ======      =======

Total return(1)                                                      4.55%       6.03%        8.09%      (0.49%)      (0.99%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                            $12,513     $13,379      $12,932     $13,743      $15,814
Ratio of expenses to average net assets                              1.50%       1.50%        1.50%       1.50%        1.32%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly           1.79%       1.76%        1.69%       1.89%        1.82%
Ratio of net investment income to average net assets                 4.73%       5.23%        5.26%       5.24%        4.71%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly           4.44%       4.97%        5.07%       4.85%        4.21%
Portfolio turnover                                                     32%         33%          13%          8%          35%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of $0.001, a decrease in net realized and unrealized gain (loss) per share of $0.001, and an increase in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflected this change in accounting.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                  Delaware Minnesota High-Yield Municipal Bond Fund Class C
----------------------------------------------------------------------------------------------------------------------------
                                                                                          Year Ended
                                                                   8/31/03    8/31/02(2)    8/31/01     8/31/00      8/31/99
Net asset value, beginning of period                                $9.970      $9.910       $9.650     $10.210      $10.810

Income (loss) from investment operations:
Net investment income                                                0.475       0.513        0.509       0.504        0.505
Net realized and unrealized gain (loss) on investments              (0.030)      0.063        0.248      (0.570)      (0.602)
                                                                    ------      ------       ------      ------      -------
Total from investment operations                                     0.445       0.576        0.757      (0.066)      (0.097)
                                                                    ------      ------       ------      ------      -------

Less dividends and distributions from:
Net investment income                                               (0.485)     (0.516)      (0.497)     (0.494)      (0.503)
                                                                    ------      ------       ------      ------      -------
Total dividends and distributions                                   (0.485)     (0.516)      (0.497)     (0.494)      (0.503)
                                                                    ------      ------       ------      ------      -------

Net asset value, end of period                                      $9.930      $9.970       $9.910      $9.650      $10.210
                                                                    ======      ======       ======      ======      =======

Total return(1)                                                      4.54%       6.03%        8.09%      (0.49%)      (0.99%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                            $10,754      $7,840       $6,807      $6,599       $7,515
Ratio of expenses to average net assets                              1.50%       1.50%        1.50%       1.50%        1.32%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly           1.79%       1.76%        1.69%       1.89%        1.82%
Ratio of net investment income to average net assets                 4.73%       5.23%        5.26%       5.24%        4.71%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly           4.44%       4.97%        5.07%       4.85%        4.21%
Portfolio turnover                                                     32%         33%          13%          8%          35%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of $0.001, a decrease in net realized and unrealized gain (loss) per share of $0.001, and an increase in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflected this change in accounting.

See accompanying notes

Notes                                   Delaware Minnesota Municipal Bond Funds
  TO FINANCIAL STATEMENTS               August 31, 2003

Voyageur Mutual Funds is organized as a Delaware business trust and offers six series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Insured Funds is organized as a Delaware business trust and offers two series: Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free Minnesota Insured Fund. Voyageur Tax Free Funds is organized as a Delaware business trust and offers the Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax Free Funds is organized as a Delaware business trust and offers the Delaware Tax-Free Minnesota Intermediate Fund. These financial statements and related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund (each a "Fund" or, collectively, the "Funds"). The above Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50% for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund and Delaware Minnesota High-Yield Municipal Bond Fund and with a front-end sales charge of up to 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund and Delaware Minnesota High-Yield Municipal Bond Fund and that declines from 2% to zero for Delaware Tax-Free Minnesota Intermediate Fund, depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund and Delaware Minnesota High-Yield Municipal Bond Fund and approximately five years after purchase for Delaware Tax-Free Minnesota Intermediate Fund. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Insured Fund is to seek as high a level of current income exempt from federal income tax and from Minnesota state personal income tax, as is consistent with preservation of capital. The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and from Minnesota state personal income tax, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less. The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek as high a level of current income exempt from federal income tax and from Minnesota state personal income tax, primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Funds.

Security Valuation -- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds' Board of Trustees.

Federal Income Taxes -- Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Funds on the basis of "settled shares" of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

Notes                                   Delaware Minnesota Municipal Bond Funds
  TO FINANCIAL STATEMENTS (CONTINUED)

1. Significant Accounting Policies (continued)
Certain expenses of the Funds are paid through commission arrangements with brokers. These transactions are done subject to best execution. In addition, the Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements are included in their respective expense captions on the Statements of Operations with the corresponding expense offset shown as "expenses paid indirectly". The amounts of these expenses for the year ended August 31, 2003 were as follows:

                                                    Delaware Tax-Free        Delaware Tax-Free       Delaware Minnesota
                             Delaware Tax-Free          Minnesota                Minnesota               High-Yield
                              Minnesota Fund          Insured Fund          Intermediate Fund        Municipal Bond Fund
                              ---------------       -----------------       ------------------       -------------------
Commission reimbursements         $9,101                  $6,366                  $1,544                   $1,409
Earnings credits                     429                     976                     233                      270

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:

                                                    Delaware Tax-Free        Delaware Tax-Free       Delaware Minnesota
                             Delaware Tax-Free          Minnesota                Minnesota               High-Yield
                              Minnesota Fund          Insured Fund          Intermediate Fund        Municipal Bond Fund
                              ---------------       -----------------       ------------------       -------------------
On the first $500 million         0.550%                  0.500%                  0.500%                   0.550%
On the next $500 million          0.500%                  0.475%                  0.475%                   0.500%
On the next $1.5 billion          0.450%                  0.450%                  0.450%                   0.450%
In excess of $2.5 billion         0.425%                  0.425%                  0.425%                   0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed specified percentages of average daily net assets through October 31, 2004 as shown below:

                                                              Delaware Tax-Free        Delaware Tax-Free       Delaware Minnesota
                                       Delaware Tax-Free          Minnesota                Minnesota               High-Yield
                                        Minnesota Fund          Insured Fund          Intermediate Fund        Municipal Bond Fund
                                        ---------------       -----------------       ------------------       -------------------
The operating expense limitation
  as a percentage of average daily
  net assets (per annum)                    0.75%                   0.75%                    0.75%                    0.50%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Funds pay DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services. Prior to June 1, 2003, the monthly fee for dividend disbursing and transfer agent services was based on the number of shareholder accounts and shareholder transactions.

Pursuant to a distribution agreement and distribution plan, each Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares for all Funds. DDLP has contracted to waive distribution fees through October 31, 2004 in order to prevent distribution fees of Class A Shares from exceeding 0.15% of average daily net assets for the Delaware Tax-Free Minnesota Intermediate Fund.

At August 31, 2003, each Fund had receivables from or liabilities payable to affiliates as follows:

                                                    Delaware Tax-Free        Delaware Tax-Free       Delaware Minnesota
                             Delaware Tax-Free          Minnesota                Minnesota               High-Yield
                              Minnesota Fund          Insured Fund          Intermediate Fund        Municipal Bond Fund
                              ---------------       -----------------       ------------------       -------------------
Investment management
  fee payable to DMC            ($41,267)               ($15,786)                $    --                 ($22,835)
Dividend disbursing,
  transfer agent fees,
  accounting and other
  expenses payable to DSC        (35,716)                (25,792)                 (6,798)                  (6,633)
Other expenses payable
  to DMC and affiliates          (49,794)                (35,481)                 (9,206)                 (17,894)
Receivable from DMC under
  expense limitation agreement        --                      --                   2,092                       --

Notes                                   Delaware Minnesota Municipal Bond Funds
  TO FINANCIAL STATEMENTS (CONTINUED)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)
For the year ended August 31, 2003, DDLP earned commissions on sales of Class A shares for each Fund as follows:

                                                              Delaware Tax-Free        Delaware Tax-Free       Delaware Minnesota
                                       Delaware Tax-Free          Minnesota                Minnesota               High-Yield
                                        Minnesota Fund          Insured Fund          Intermediate Fund        Municipal Bond Fund
                                        ---------------       -----------------       ------------------       -------------------
                                              $49,242               $52,150                   $14,769                  $16,971

Certain officers of DMC, DSC, and DDLP are officers and/or trustees of the Trusts. These officers and trustees are paid no compensation by the Funds.

3. Investments
For the year ended August 31, 2003, the Funds made purchases and sales of investment securities other than short-term investments as follows:

                                                              Delaware Tax-Free        Delaware Tax-Free       Delaware Minnesota
                                       Delaware Tax-Free          Minnesota                Minnesota               High-Yield
                                        Minnesota Fund          Insured Fund          Intermediate Fund        Municipal Bond Fund
                                        ---------------       -----------------       ------------------       -------------------
Purchases                                 $99,536,509           $81,644,406               $24,567,848              $22,733,138
Sales                                     111,255,196            77,524,780                14,696,546               18,008,763

At August 31, 2003, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund was as follows:

                                                              Delaware Tax-Free        Delaware Tax-Free       Delaware Minnesota
                                       Delaware Tax-Free          Minnesota                Minnesota               High-Yield
                                        Minnesota Fund          Insured Fund          Intermediate Fund        Municipal Bond Fund
                                        ---------------       -----------------       ------------------       -------------------
Cost of investments                      $347,558,866          $246,945,495               $67,149,838              $60,763,407
                                         ------------          ------------               -----------              -----------
Aggregate unrealized appreciation        $ 17,162,542          $ 13,964,621               $ 1,826,688              $   538,448
Aggregate unrealized depreciation          (4,220,926)           (1,557,864)                 (596,876)              (2,304,343)
                                         ------------          ------------               -----------              -----------
Net unrealized appreciation
  (depreciation)                         $ 12,941,616          $ 12,406,757               $  1,229,81              $(1,765,895)
                                         ============          ============               ===========              ===========

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the years ended August 31, 2003 and 2002 was as follows:

                                                              Delaware Tax-Free        Delaware Tax-Free       Delaware Minnesota
                                       Delaware Tax-Free          Minnesota                Minnesota               High-Yield
                                        Minnesota Fund          Insured Fund          Intermediate Fund        Municipal Bond Fund
                                        ---------------       -----------------       ------------------       -------------------
Year ended 8/31/03
-----------------------
Tax-exempt income                         $18,468,203           $11,869,389                $2,719,722               $3,111,540
Long-term capital gain                        270,770                    --                        --                       --
                                          -----------           -----------                ----------               ----------
Total                                     $18,738,973           $11,869,389                $2,719,722               $3,111,540
                                          ===========           ===========                ==========               ==========
Year ended 8/31/02
-----------------------
Tax-exempt income                         $18,903,325           $11,898,046                $2,594,327               $3,043,909

As of August 31, 2003, the components of net assets on a tax basis were as follows:

                                                              Delaware Tax-Free        Delaware Tax-Free       Delaware Minnesota
                                       Delaware Tax-Free          Minnesota                Minnesota               High-Yield
                                        Minnesota Fund          Insured Fund          Intermediate Fund        Municipal Bond Fund
                                        ---------------       -----------------       ------------------       -------------------
Shares of beneficial interest            $349,128,010          $247,661,352               $69,064,649              $63,877,311
Undistributed ordinary income                 199,532                    --                        --                       --
Undistributed tax-exempt income               (22,418)                   --                     1,470                       --
Undistributed long-term capital gain        4,337,706                    --                        --                       --
Capital loss carryforwards                         --              (716,681)               (2,114,864)              (1,782,389)
Post-October losses                                --                    --                        --                 (417,655)
Unrealized appreciation
  (depreciation) of investments            12,941,616            12,406,757                 1,229,812               (1,765,895)
                                         ------------          ------------               -----------              -----------
Net assets                               $366,584,446          $259,351,428               $68,181,067              $59,911,372
                                         ============          ============               ===========              ===========

Post-October losses represent losses realized on investment transactions from November 1, 2002 through August 31, 2003 that, in accordance with federal income tax regulations the Funds have elected to defer and treat as having arisen in the following fiscal year.

Notes                                   Delaware Minnesota Municipal Bond Funds
  TO FINANCIAL STATEMENTS (CONTINUED)


4. Dividend and Distribution Information (continued)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:

                                 Delaware Tax-Free      Delaware Tax-Free          Delaware Minnesota
                                     Minnesota              Minnesota                  High-Yield
Year of Expiration                 Insured Fund         Intermediate Fund          Municipal Bond Fund
-----------------------          -----------------      -----------------          -------------------
     2004                           $  13,413               $       --               $    6,809
     2005                                  --                       --                    4,334
     2006                                  --                       --                      648
     2007                                  --                       --                      369
     2008                             589,183                  423,683                  201,822
     2009                             114,085                1,440,485                1,267,552
     2010                                  --                    4,037                   57,521
     2011                                  --                  246,659                  243,334
                                    ---------               ----------               ----------
     Total                          $ 716,681               $2,114,864               $1,782,389
                                    =========               ==========               ==========

During the year ended August 31, 2003, $2,784,421 of unused capital loss carryforwards expired for the Delaware Tax-Free Minnesota Insured Fund.

5. Capital Shares
Transactions in capital shares were as follows:

                                                            Delaware Tax-Free       Delaware Tax-Free
                                                              Minnesota Fund      Minnesota Insured Fund
                                                            -----------------     ----------------------
                                                                Year Ended              Year Ended
                                                           8/31/03     8/31/02     8/31/03      8/31/02
Shares sold:
  Class A                                                 1,598,089   1,357,657    1,341,420     968,339
  Class B                                                   165,696     211,626      310,624     247,346
  Class C                                                   279,810     209,053      617,494     263,348

Shares issued upon reinvestment
  of dividends and distributions:
  Class A                                                   865,142     901,116      639,816     672,254
  Class B                                                    39,201      38,015       39,247      34,747
  Class C                                                    23,598      17,519       21,407      14,038
                                                         ----------  ----------   ----------  ----------
                                                          2,971,536   2,734,986    2,970,008   2,200,072
                                                         ----------  ----------   ----------  ----------

Shares repurchased:
  Class A                                                (3,414,536) (2,873,662)  (2,313,055) (1,997,218)
  Class B                                                  (239,163)   (165,708)    (203,283)   (139,579)
  Class C                                                   (96,819)    (98,569)     (81,525)   (113,011)
                                                         ----------  ----------   ----------  ----------
                                                         (3,750,518) (3,137,939)  (2,597,863) (2,249,808)
                                                         ----------  ----------   ----------  ----------
Net increase (decrease)                                    (778,982)   (402,953)     372,145     (49,736)
                                                         ==========  ==========   ==========  ==========

Notes                                   Delaware Minnesota Municipal Bond Funds
  TO FINANCIAL STATEMENTS (CONTINUED)

5. Capital Shares (continued)

                                                           Delaware Tax-Free           Delaware Minnesota High-Yield
                                                      Minnesota Intermediate Fund         Municipal Bond Fund
                                                      ---------------------------      -----------------------------
                                                                Year Ended                     Year Ended
                                                           8/31/03     8/31/02            8/31/03      8/31/02
Shares sold:
  Class A                                                 1,012,529     677,876             508,021     367,765
  Class B                                                   145,327     117,966             116,993     178,170
  Class C                                                   344,972     236,241             374,028     212,604

Shares issued upon reinvestment
  of dividends and distributions:
  Class A                                                   170,287     169,701             113,106     115,976
  Class B                                                     6,948       4,614              35,758      38,464
  Class C                                                    14,355      12,929              27,080      22,134
                                                          ---------   ---------           ---------    --------
                                                          1,694,418   1,219,327           1,174,986     935,113
                                                          ---------   ---------           ---------    --------

Shares repurchased:
  Class A                                                  (519,538)   (725,641)           (427,831)   (476,413)
  Class B                                                   (42,074)    (87,460)           (234,605)   (179,051)
  Class C                                                  (199,737)    (82,670)           (104,635)   (134,893)
                                                          ---------   ---------           ---------    --------
                                                           (761,349)   (895,771)           (767,071)   (790,357)
                                                          ---------   ---------           ---------    --------
Net increase                                                933,069     323,556             407,915     144,756
                                                          =========   =========           =========    ========

For the years ended August 31, 2003 and 2002, the following shares were converted from Class B to Class A. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

                                                               Year Ended                            Year Ended
                                                                8/31/03                               8/31/02
                                                 ______________________________________ ____________________________________
                                                      Class B     Class A                  Class B       Class A
                                                       shares      shares      Amount       shares       shares       Amount
Delaware Tax-Free Minnesota Fund                       33,800      33,825     $439,727          --           --          --
Delaware Tax-Free Minnesota Insured Fund               26,832      26,812      301,869          --           --          --
Delaware Tax-Free Minnesota Intermediate Fund           7,322       7,335       80,346      27,324       27,272    $287,894

6. Line of Credit
Each Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of August 31, 2003 or at any time during the year.

7. Credit and Market Risk
The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

The Funds may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Statement of Net Assets.

Notes                                   Delaware Minnesota Municipal Bond Funds
  TO FINANCIAL STATEMENTS (CONTINUED)


8. Tax Information (Unaudited)
The information set forth below is for each Fund's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended August 31, 2003, each Fund designates distributions paid during the year as follows:

                                                  (A)                 (B)
                                               Long-Term           Ordinary          (C)            (D)
                                              Capital Gains         Income        Tax Exempt       Total
                                              Distributions      Distributions   Distributions  Distributions
                                               (Tax Basis)         (Tax Basis)    (Tax Basis)    (Tax Basis)
Delaware Tax-Free Minnesota Fund                      1%               --            99%           100%
Delaware Tax-Free Minnesota Insured Fund             --                --           100%           100%
Delaware Tax-Free Minnesota Intermediate Fund        --                --           100%           100%
Delaware Minnesota High-Yield Municipal Bond Fund    --                --           100%           100%

(A), (B), and (C) are based on a percentage of each Fund's total distributions.

Report
   OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees

Voyageur Tax Free Funds -- Delaware Tax-Free Minnesota Fund

Voyageur Insured Funds -- Delaware Tax-Free Minnesota

Insured Fund

Voyageur Intermediate Tax Free Funds -- Delaware Tax-Free

Minnesota Intermediate Fund

Voyageur Mutual Funds -- Delaware Minnesota High-Yield

Municipal Bond Fund

We have audited the accompanying statements of net assets of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund (the "Funds") as of August 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above listed Funds at August 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Philadelphia, Pennsylvania
October 3, 2003

Delaware Investments Family of Funds
BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of a fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Officers and certain background and related information.

                                                                                             Number of                  Other
                                                                     Principal         Portfolios in Fund           Directorships
      Name,          Position(s)                                    Occupation(s)      Complex Overseen              Held by
     Address          Held with         Length of Time                 During           by Trustee/Director       Trustee/Director
  and Birthdate        Fund(s)             Served                   Past 5 Years           or Officer                or Officer
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

 Jude T. Driscoll(2)  Chairman and        3 Years -                 Since August 2000,           83                     None
 2005 Market Street    Trustee(4)       Executive Officer        Mr. Driscoll has served in
  Philadelphia, PA                                              various executive capacities
      19103                             Trustee as of                at different times at
                                         May 15, 2003               Delaware Investments(1)
   March 10, 1963
                                                                   Senior Vice President and
                                                               Director of Fixed-Income Process --
                                                                  Conseco Capital Management
                                                                   (June 1998 -- August 2000)

                                                                     Managing Director --
                                                                 NationsBanc Capital Markets
                                                                 (February 1996 -- June 1998)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

   Walter P. Babich      Trustee           15 Years                  Board Chairman --            101                    None
  2005 Market Street                                          Citadel Construction Corporation
   Philadelphia, PA                                                  (1989 -- Present)
       19103

   October 1, 1927

   John H. Durham        Trustee          24 Years(3)                 Private Investor           101            Trustee -- Abington
  2005 Market Street                                                                                              Memorial Hospital
   Philadelphia, PA
       19103                                                                                                   President/Director --
                                                                                                                 22 WR Corporation

   August 7, 1937

     John A. Fry         Trustee(4)         2 Years                     President --               83                    None
  2005 Market Street                                             Franklin & Marshall College
   Philadelphia, PA                                                 (June 2002 -- Present)
       19103
                                                                  Executive Vice President --
   May 28, 1960                                                  University of Pennsylvania
                                                                   (April 1995 -- June 2002)

   Anthony D. Knerr       Trustee          10 Years              Founder/Managing Director --     101                   None
 2005 Market Street                                               Anthony Knerr & Associates
   Philadelphia, PA                                                 (Strategic Consulting)
       19103                                                           (1990 -- Present)

   December 7, 1938


                                                                                                 Number of                Other
                                                                       Principal            Portfolios in Fund        Directorships
   Name,                              Position(s)                    Occupation(s)           Complex Overseen            Held by
  Address                             Held with    Length of Time      During               by Trustee/Director     Trustee/Director
and Birthdate                          Fund(s)        Served         Past 5 Years               or Officer              or Officer
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)
 Ann R. Leven                          Trustee      14 Years        Treasurer/Chief                 101            Director -- Andy
2005 Market Street                                                 Fiscal Officer --                               Warhol Foundation
Philadelphia, PA                                                  National Gallery of Art
     19103                                                           (1994 -- 1999)                                     Director --
                                                                                                                       Systemax Inc.


November 1, 1940

 Thomas F. Madison                     Trustee       9 Years        President/Chief                 101                Director --
2005 Market Street                                                 Executive Officer --                           CenterPoint Energy
Philadelphia, PA                                                   MLM Partners, Inc.
     19103                                                       (Small Business Investing                       Director -- Digital
                                                                     and Consulting)                                   River Inc.
                                                                 (January 1993 -- Present)
February 25, 1936                                                                                                 Director -- Rimage
                                                                                                                      Corporation

                                                                                                                 Director -- Valmont
                                                                                                                    Industries, Inc.

 Janet L. Yeomans                      Trustee       4 Years       Vice President/Mergers &         101                   None
2005 Market Street                                               Acquisitions -- 3M Corporation
 Philadelphia, PA                                                   (January 2003 -- Present)
     19103
                                                                     Ms. Yeomans has held
 July 31, 1948                                                   various management positions
                                                                 at 3M Corporation since 1983.

------------------------------------------------------------------------------------------------------------------------------------
OFFICERS

 Joseph H. Hastings           Executive Vice     Executive Vice    Mr. Hastings has served in      101                   None
  2005 Market Street             President       President and    various executive capacities
  Philadelphia, PA               and Chief           Chief             at different times at
     19103                   Financial Officer   Financial Officer    Delaware Investments.
                                                      since
                                                  August 21, 2003

 December 19, 1949

 Richelle S. Maestro      Senior Vice President,  General Counsel    Ms. Maestro has served in     101                   None
 2005 Market Street         Chief Legal Officer       since         various executive capacities
 Philadelphia, PA                and Secretary     March 17, 2003      at different times at
     19103                                                              Delaware Investments.


 November 26, 1957

 Michael P. Bishof         Senior Vice President     7 Years        Mr. Bishof has served in       101                   None
2005 Market Street           and Treasurer                         various executive capacities
 Philadelphia, PA                                                      at different times at
     19103                                                             Delaware Investments.

 August 18, 1962

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Registrant's investment advisor, principal underwriter and its transfer agent.

(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.

(3)  Mr. Durham served as a Director Emeritus from 1995 through 1998.

(4) Mr. Driscoll and Mr. Fry are not Trustees of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

                      This page intentionally left blank.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This annual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies for the Funds. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Funds will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                               Affiliated Officers                        Contact Information
Walter P. Babich                                Jude T. Driscoll                           Investment Manager
Board Chairman                                  Chairman                                   Delaware Management Company
Citadel Construction Corporation                Delaware Investments Family of Funds       Philadelphia, PA
King of Prussia, PA                             Philadelphia, PA
                                                                                           International Affiliate
John H. Durham                                  Joseph H. Hastings                         Delaware International Advisers Ltd.
Private Investor                                Executive Vice President and               London, England
Gwynedd Valley, PA                              Chief Financial Officer
                                                Delaware Investments Family of Funds       National Distributor
Anthony D. Knerr                                Philadelphia, PA                           Delaware Distributors, L.P.
Managing Director                                                                          Philadelphia, PA
Anthony Knerr & Associates                      Richelle S. Maestro
New York, NY                                    Senior Vice President,                     Shareholder Servicing, Dividend
                                                Chief Legal Officer and Secretary          Disbursing and Transfer Agent
Ann R. Leven                                    Delaware Investments Family of Funds       Delaware Service Company, Inc.
Former Treasurer/Chief Fiscal Officer           Philadelphia, PA                           2005 Market Street
National Gallery of Art                                                                    Philadelphia, PA 19103-7094
Washington, DC                                  Michael P. Bishof
                                                Senior Vice President and Treasurer        For Shareholders
Thomas F. Madison                               Delaware Investments Family of Funds       800 523-1918
President and Chief Executive Officer           Philadelphia, PA
MLM Partners, Inc.                                                                         For Securities Dealers and Financial
Minneapolis, MN                                                                            Institutions Representatives Only
                                                                                           800 362-7500
Janet L. Yeomans
Vice President/Mergers & Acquisitions                                                      Web site
3M Corporation                                                                             www.delawareinvestments.com
St. Paul, MN

--------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Fund's website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
(i) through the Fund's website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------

(8240)                                                       Printed in the USA
AR-MNALL [8/03] IVES 10/03                                                J9418

Item 2.  Code of Ethics

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant's Code of Business Ethics has been posted on Delaware Investments' internet website at www.delawareinvesments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3.  Audit Committee Financial Expert

         The registrant's Board of Trustees/Directors has determined that each member of the registrant's Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an "audit committee financial expert" is a person who has the following attributes:

         a. An understanding of generally accepted accounting principles and financial statements;

         b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

         c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant's financial statements, or experience actively supervising one or more persons engaged in such activities;

         d. An understanding of internal controls and procedures for financial reporting; and

         e. An understanding of audit committee functions.

An "audit committee financial expert" shall have acquired such attributes through:

         a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

         b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

         c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

         d. Other relevant experience.

         The registrant's Board of Trustees/Directors has also determined that each member of the registrant's Audit Committee is independent. In order to be "independent" for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an "interested person" of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

         The names of the audit committee financial experts on the registrant's Audit Committee are set forth below:

         Ann R. Leven
         Thomas F. Madison
         Janet L. Yeomans (1)

Item 4.  Principal Accountant Fees and Services

         Required only for fiscal years ending after December 15, 2003.

         Not applicable.

Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  [Reserved]

----------------
(1) The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on "other relevant experience." The Board of Trustees/Directors has determined that Ms. Yeomans qualifies as an audit committee financial expert by virtue of her education and experience as the Treasurer of a large global corporation.

Item 9.  Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits

(a)(1)   Code of Ethics

         Not applicable.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Voyageur Intermediate Tax Free Funds


By:     Jude T. Driscoll
        ----------------
Name:   Jude T. Driscoll
Title:  Chairman
Date:   October 28, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     Jude T. Driscoll
        ----------------
Name:   Jude T. Driscoll
Title:  Chairman
Date:   October 28, 2003


By:     Joseph H. Hastings
        ----------------
Name:   Joseph H. Hastings
Title:  Chief Financial Officer
Date:   October 28, 2003